UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-29-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)    Provided under separate cover.

Semiannual Report

February 29, 2024

California High-Yield Municipal Fund
Investor Class (BCHYX)
I Class (BCHIX)
Y Class (ACYHX)
A Class (CAYAX)
C Class (CAYCX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 29, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Easing Inflation and Fed Policy Expectations Aided Returns

Municipal bonds (munis) struggled early in the reporting period. Despite pausing its rate-hike campaign in September, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Muni and Treasury yields rose sharply through October, when the 10-year Treasury note topped 5% for the first time since 2007.

But in November, amid signs inflation was moderating, the Fed held rates steady for the second straight policy meeting. This news sparked a sharp turnaround for bonds, and munis delivered record monthly gains. By December, policymakers expressed more confidence about the inflation outlook and penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, Treasury yields declined and bonds rallied further.

However, in January, Fed Board Chair Jerome Powell set out to temper the market’s high hopes for aggressive near-term easing. He noted that although rate cuts were likely in 2024, they weren’t imminent, given inflation was still above target. Yields shifted higher on this news.

Meanwhile, outflows from municipal bond funds slowed during the period. Muni supply/demand dynamics generally remained favorable, and ratings upgrades continued to outpace downgrades. But declining tax revenues pressured some state’s budgets, including California’s.

Overall, municipal bonds delivered solid gains for the six-month period and outperformed U.S. Treasuries. California munis modestly lagged national municipal bonds, while high-yield munis broadly outperformed investment-grade securities.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
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Fund Characteristics

FEBRUARY 29, 2024
Types of Investments in Portfolio	% of net assets
Municipal Securities	99.5%
Other Assets and Liabilities	0.5%

Top Five Sectors	% of fund investments
Special Tax	34%
Hospital	10%
Charter School	8%
Multi-family Housing	6%
General Obligation (GO) - Local	6%
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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid During Period(1) 9/1/23 - 2/29/24	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,054.10	$2.55	0.50%
I Class	$1,000	$1,055.20	$1.53	0.30%
Y Class	$1,000	$1,055.30	$1.38	0.27%
A Class	$1,000	$1,052.80	$3.83	0.75%
C Class	$1,000	$1,048.90	$7.64	1.50%
Hypothetical
Investor Class	$1,000	$1,022.38	$2.51	0.50%
I Class	$1,000	$1,023.37	$1.51	0.30%
Y Class	$1,000	$1,023.52	$1.36	0.27%
A Class	$1,000	$1,021.13	$3.77	0.75%
C Class	$1,000	$1,017.40	$7.52	1.50%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

FEBRUARY 29, 2024

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.5%
California — 98.3%
Alameda Community Facilities District Special Tax, (District No. 13-1), 5.00%, 9/1/42	$1,250,000	$1,275,153
Alameda Community Facilities District Special Tax, (District No. 22-1), 5.00%, 9/1/48	750,000	740,127
Alameda Community Facilities District Special Tax, (District No. 22-1), 5.00%, 9/1/53	1,175,000	1,142,317
Alameda Corridor Transportation Authority Rev., Capital Appreciation, VRN, 0.00%, 10/1/52 (AGM)	12,000,000	6,541,375
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	2,700,000	2,766,513
Alameda Corridor Transportation Authority Rev., 0.00%, 10/1/53 (AGM)(1)	6,000,000	1,401,424
Anaheim City School District GO, 5.00%, 8/1/51 (AGM)	4,000,000	4,440,392
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	4,825,549
Bay Area Toll Authority Rev., 4.00%, 4/1/38	2,080,000	2,104,647
Bay Area Toll Authority Rev., 4.125%, 4/1/54	3,750,000	3,755,579
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/40	1,250,000	1,189,144
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,662,633
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/45	1,510,000	1,388,011
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/50	1,500,000	1,332,100
California Community Choice Financing Authority Rev., VRN, 3.75%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	10,000,000	9,179,274
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	3,000,000	3,148,003
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	2,600,000	2,771,923
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	7,475,000	8,028,197
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	2,335,000	2,559,399
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,676,823
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,276,491
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,585,402
California Community Housing Agency Rev., (Fountains at Emerald Park), 4.00%, 8/1/46(2)	3,070,000	2,658,917
California Community Housing Agency Rev., (Verdant at Green Valley Apartments), 5.00%, 8/1/49(2)	9,000,000	8,576,599
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	750,000	731,318
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	350,000	362,489
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	22,520,000	4,537,575
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(1)	5,020,000	967,544
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/40(2)	500,000	500,723
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	Principal Amount	Value
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/50(2)	$500,000	$482,239
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/55(2)	350,000	332,986
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/45(3)	1,000,000	1,076,697
California Health Facilities Financing Authority Rev., 4.00%, 4/1/49	9,710,000	9,336,096
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 11/15/44	5,000,000	5,679,454
California Housing Finance Rev., 4.25%, 1/15/35	3,094,586	3,087,645
California Housing Finance Rev., 3.50%, 11/20/35	11,632,447	10,992,091
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/42	15,165,000	15,962,204
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 4.00%, 5/1/51	4,000,000	3,831,580
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/46	1,500,000	1,462,833
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/51	1,600,000	1,512,928
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	2,335,000	2,619,277
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,763,134
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	8,325,000	8,191,372
California Municipal Finance Authority Rev., (Catalyst Impact Fund 1 LLC), 6.00%, 1/1/39(2)	4,000,000	4,156,042
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,216,275
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	12,205,000	12,470,614
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/41 (BAM)	1,000,000	1,002,055
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(2)	2,145,000	2,052,464
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(2)	1,875,000	1,771,292
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/40	2,750,000	2,323,065
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/50	6,785,000	5,271,597
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(2)	2,590,000	2,470,707
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 4.00%, 2/1/51	2,000,000	1,782,469
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/49	4,750,000	4,487,245
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	295,000	289,376
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,258,799
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	3,100,000	2,668,638
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,545,993
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,032,738
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,329,629
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	Principal Amount	Value
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(2)	$1,670,000	$1,715,522
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(2)	3,535,000	3,549,840
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(2)	4,450,000	4,140,640
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/49	6,250,000	5,824,023
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(2)	1,515,000	1,462,431
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(2)	2,075,000	1,907,289
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(2)	5,100,000	4,773,124
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(2)	800,000	806,124
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	2,265,000	2,266,678
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(2)	1,805,000	1,791,849
California Municipal Finance Authority Rev., (Samuel Merritt University), 5.25%, 6/1/53	4,000,000	4,308,904
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	912,602
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,405,121
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48(2)	8,450,000	7,562,604
California Municipal Finance Authority Special Tax, 4.00%, 9/1/43	1,000,000	874,552
California Municipal Finance Authority Special Tax, 4.00%, 9/1/50	1,500,000	1,256,545
California Municipal Finance Authority Special Tax, 5.75%, 9/1/53	1,850,000	1,944,542
California Municipal Finance Authority Special Tax, 5.00%, 9/1/57	5,000,000	5,109,326
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-13), 5.00%, 9/1/47	2,000,000	2,036,008
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-6), 6.00%, 9/1/52	1,700,000	1,771,064
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/46	2,290,000	2,047,825
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/51	3,145,000	2,723,233
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(2)	2,500,000	2,554,605
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(2)	4,000,000	3,449,702
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 3.125%, 5/15/29(2)	2,580,000	2,489,018
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(2)	1,160,000	1,064,601
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(2)	1,545,000	1,349,481
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/51(2)	1,150,000	977,719
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(2)	1,260,000	1,052,186
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 3.70%, 3/1/24 (LOC: Barclays Bank PLC)	5,610,000	5,610,000
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	Principal Amount	Value
California School Finance Authority Rev., 5.00%, 6/1/37(2)	$475,000	$474,963
California School Finance Authority Rev., 5.00%, 6/1/47(2)	875,000	823,384
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31(2)	4,000,000	4,074,395
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,003,739
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(4)	110,000	113,095
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/45(2)	1,100,000	1,104,019
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/51(2)	1,300,000	1,105,478
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/61(2)	4,000,000	3,976,423
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 2.00%, 6/1/27(2)	930,000	853,966
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	1,801,994
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/39(2)	1,085,000	954,268
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	3,130,000	2,961,841
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/51(2)	1,730,000	1,357,507
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/61(2)	2,220,000	1,655,660
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	1,430,000	1,410,047
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,498,988
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(2)	1,500,000	1,484,803
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	1,110,000	1,122,486
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(2)	430,000	421,808
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(2)	2,100,000	1,920,814
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	2,000,000	1,788,933
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(2)	1,130,000	1,159,384
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(2)	500,000	525,269
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,508,062
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(2)	3,630,000	3,637,707
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.75%, 8/1/52(2)	1,650,000	1,742,113
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(2)	1,050,000	1,059,848
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(2)	2,425,000	2,429,960
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 4.125%, 7/1/24(2)	127,000	126,979
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/34(2)	500,000	501,552
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(2)	1,180,000	1,211,372
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	Principal Amount	Value
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.125%, 7/1/44(2)	$700,000	$700,933
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(2)	1,650,000	1,655,852
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(2)	2,000,000	2,012,050
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(2)	500,000	506,826
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(2)	550,000	552,243
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(2)	1,000,000	990,553
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.375%, 6/1/52(2)	1,225,000	1,265,796
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.50%, 6/1/62(2)	2,125,000	2,197,947
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.625%, 6/1/43(2)	560,000	566,698
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.875%, 6/1/53(2)	700,000	708,301
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/43(2)	550,000	567,080
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/47(2)	505,000	515,380
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(2)	5,250,000	4,826,578
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(2)	2,740,000	2,508,077
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(2)	3,915,000	3,500,204
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	300,000	302,638
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	879,751
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	1,006,504
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	360,000	364,344
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	2,094,248
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	2,265,000	2,220,474
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(4)	525,000	556,062
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(4)	995,000	1,053,869
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/58(2)	3,600,000	3,333,890
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/40(2)	545,000	555,039
California School Finance Authority Rev., (Value Schools), 5.25%, 7/1/48(2)	700,000	707,806
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,481,362
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,696,187
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	1,013,440
California State University Rev., 5.25%, 11/1/53	1,000,000	1,148,059
10

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(2)	$5,500,000	$4,718,377
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	1,835,681
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	2,130,000	2,072,094
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	3,090,000	3,169,689
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	6,000,000	5,768,775
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/52 (AGM)	500,000	547,411
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	1,405,000	1,410,749
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/40	2,615,000	2,606,085
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/45	2,400,000	2,413,051
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	3,495,068
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(2)	1,450,000	1,412,009
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,045,230
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,221,425
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,012,735
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,702,148
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	9,793,428
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,547,454
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(2)	14,750,000	14,818,377
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/43	7,500,000	7,660,060
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,380,319
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 5.00%, 9/2/39	1,300,000	1,369,926
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 4.00%, 9/2/44	900,000	845,132
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 5.00%, 9/2/35	1,920,000	1,960,877
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 5.00%, 9/2/45	3,810,000	3,846,792
11

	Principal Amount	Value
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.50%, 9/1/53	$1,700,000	$1,787,865
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2007-01), 5.00%, 9/1/37	1,565,000	1,593,275
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2015-01), 5.00%, 9/1/47	1,650,000	1,685,467
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/39	1,000,000	1,053,764
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/49	2,095,000	2,161,012
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.50%, 9/1/52	4,250,000	4,339,487
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2017-01), 5.00%, 9/1/48	7,330,000	7,536,131
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-), 4.00%, 9/1/50	1,200,000	1,060,726
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-03), 5.00%, 9/1/39	1,485,000	1,551,533
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-03), 5.00%, 9/1/48	1,750,000	1,797,774
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.50%, 9/1/42	1,000,000	1,058,241
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.625%, 9/1/52	3,000,000	3,132,618
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/45	865,000	802,939
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/50	820,000	731,621
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	4,350,000	4,953,885
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 5.00%, 9/1/43	3,160,000	3,252,575
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/45	1,325,000	1,231,660
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 5.00%, 9/1/48	2,500,000	2,553,919
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/50	2,500,000	2,244,508
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	885,608
Chino Community Facilities District Special Tax, (Community Facilities District No. 2003-3), 5.375%, 9/1/47	1,615,000	1,688,308
Chino Community Facilities District Special Tax, (Community Facilities District No. 2003-3), 5.375%, 9/1/52	2,000,000	2,072,343
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	535,000	554,211
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	895,000	918,698
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/35	300,000	301,973
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/41	1,000,000	942,664
12

	Principal Amount	Value
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/42	$600,000	$556,796
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/50	1,450,000	1,260,092
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/51	2,500,000	2,172,517
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco Dist No. 2020-1 Office Special Tax), 5.75%, 9/1/53(2)	1,800,000	1,857,752
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco Dist No. 2020-1 Shoreline Tax Zone 1), 5.75%, 9/1/53(2)	1,500,000	1,548,127
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/52(2)	1,500,000	1,451,300
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(2)	2,475,000	2,161,250
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 05-1), 4.00%, 9/1/45	2,000,000	1,825,652
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 16-1), 5.00%, 9/1/43	2,430,000	2,503,191
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 16-1), 5.00%, 9/1/48	1,500,000	1,533,576
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(2)	7,135,000	5,044,776
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	5,500,000	3,931,999
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(2)	13,000,000	10,075,749
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(2)	12,000,000	7,274,968
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 4.00%, 9/1/56(2)	6,235,000	4,734,456
CSCDA Community Improvement Authority Rev., (Orange Portfolio), 4.00%, 3/1/57(2)	3,235,000	2,372,039
CSCDA Community Improvement Authority Rev., (Parallel-Anaheim), 4.00%, 8/1/56(2)	4,900,000	4,090,182
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 2.65%, 12/1/46(2)	1,485,000	1,153,553
CSCDA Community Improvement Authority Rev., (Renaissance at City Center), 5.00%, 7/1/51(2)	8,250,000	7,887,926
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 9/1/46(2)	1,925,000	1,583,010
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 2/1/57(2)	4,000,000	2,956,878
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 3.125%, 6/1/57(2)	5,385,000	3,413,123
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(2)	2,500,000	1,614,414
Dixon Special Tax, (Dixon Community Facilities District No. 2013-1 Homestead), 5.00%, 9/1/45	4,780,000	4,826,069
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/45	1,000,000	901,477
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 5.00%, 9/1/48	1,400,000	1,385,435
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 5.00%, 9/1/53	1,600,000	1,557,853
Dublin Special Tax, (City of Dublin Community Facilities District No. 2015-1 Improvement Area No. 5), 5.375%, 9/1/51	1,250,000	1,288,253
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.50%, 9/1/47	2,630,000	2,755,295
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.50%, 9/1/51	3,040,000	3,163,417
13

	Principal Amount	Value
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	$1,150,000	$1,198,043
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	2,898,279
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (Dublin Community Facilities District No. 2015-1 Improvement Area No. 2), 5.00%, 9/1/44	2,200,000	2,288,051
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/42	600,000	682,901
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/45	1,200,000	1,351,953
East Bay Municipal Utility District Wastewater System Rev., (East Bay Municipal Utility District Wastewater System Revenue), 5.00%, 6/1/54(3)	1,850,000	2,063,122
East Bay Municipal Utility District Water System Rev., (East Bay Municipal Utility District Water System Revenue), 5.00%, 6/1/54(3)	2,855,000	3,184,485
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,155,000	1,172,004
El Dorado County Special Tax, (Community Facilities District No. 2014-1), 4.00%, 9/1/46	2,350,000	2,178,638
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	472,455
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	2,920,000	2,977,731
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	744,121
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,010,844
Escondido Special Tax, (Escondido Community Facilities District No. 2020-2), 5.00%, 9/1/52	2,700,000	2,744,789
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/41	1,145,000	1,084,679
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/45	2,000,000	1,828,198
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/50(2)	3,250,000	3,295,495
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.00%, 9/1/42	1,680,000	1,736,156
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.125%, 9/1/47	1,250,000	1,283,324
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.125%, 9/1/52	1,300,000	1,322,810
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	1,255,000	1,316,780
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,361,726
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/47	4,325,000	4,403,938
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/33	530,000	557,190
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/38	845,000	882,632
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 4.00%, 9/1/46	800,000	714,592
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/40	1,245,000	1,151,316
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/50	2,285,000	1,928,750
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,430,427
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/45	750,000	702,072
14

	Principal Amount	Value
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/50	$900,000	$814,364
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	4,250,000	4,135,072
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,000,000	2,771,108
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,200,000	2,672,836
Fort Bragg Unified School District GO, 5.50%, 8/1/52	1,450,000	1,601,945
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,036,991
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,018,988
Fresno Unified School District GO, 4.00%, 8/1/52	2,500,000	2,470,365
Glendale Electric Revenue Rev., (City of Glendale Electric Revenue), 5.00%, 2/1/49	5,000,000	5,593,973
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/51	4,000,000	4,198,531
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(1)	44,750,000	5,094,013
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	1,000,000	865,373
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(2)	7,135,000	5,903,483
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(2)	14,365,000	5,469,781
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,120,359
Hesperia Special Tax, (Community Facilities District No. 2005-1), 5.00%, 9/1/29	1,060,000	1,068,858
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/51 (AGM)(2)	3,400,000	3,358,300
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 5.00%, 9/15/50	2,000,000	2,077,802
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	1,012,762
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,519,142
Indio Electric Financing Authority Rev., (Imperial Irrigation District Electric System Revenue), 5.25%, 1/1/53	3,000,000	3,351,786
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,112,202
Irvine Special Assessment, (Irvine Reassessment District No. 15-2), 5.00%, 9/2/42	1,500,000	1,520,427
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3 Improvement Area No. 1), 5.25%, 9/1/53 (BAM)	2,000,000	2,238,559
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	2,500,000	2,572,361
Irvine Facilities Financing Authority Rev., (Irvine), 4.25%, 5/1/53	5,000,000	5,017,146
Irvine Ranch Water District Special Assessment, VRDN, 3.55%, 3/1/24 (LOC: Bank of America N.A.)	500,000	500,000
Jurupa Unified School District Special Tax, (Community Facilities District No. 11), 4.00%, 9/1/47	1,000,000	901,079
Jurupa Unified School District Special Tax, (Community Facilities District No. 6), 5.00%, 9/1/38	1,000,000	1,042,769
Jurupa Unified School District Special Tax, (Community Facilities District No. 6), 5.00%, 9/1/43	1,255,000	1,291,766
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,549,491
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	3,721,478
15

	Principal Amount	Value
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	$1,925,000	$1,949,292
Lake Elsinore Unified School District Community Facilities District Special Tax, (District No. 2013-1), 4.00%, 9/1/42	600,000	564,656
Lake Elsinore Unified School District Community Facilities District Special Tax, (District No. 2013-1), 4.00%, 9/1/47	900,000	814,539
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	800,582
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,370,421
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,587,856
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	4,874,416
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/46	1,040,000	927,015
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	6,175,200
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/51	930,000	801,128
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,319,087
Los Angeles Community Facilities District Special Tax, (District No. 11), 4.00%, 9/1/46	1,500,000	1,345,590
Los Angeles County Community Facilities District No. 2021-01 Special Tax, 5.00%, 9/1/52	1,000,000	1,002,729
Los Angeles County Public Works Financing Authority Rev., (Los Angeles County), 5.00%, 12/1/49	7,000,000	7,565,208
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	5,582,947
Los Angeles Department of Airports Rev., 5.00%, 5/15/48	3,000,000	3,325,824
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/53	5,000,000	5,594,163
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/51	5,165,000	5,648,055
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/52	3,000,000	3,338,410
Los Angeles Department of Water & Power Water System Rev., VRDN, 3.74%, 3/1/24 (SBBPA: Barclays Bank PLC)	300,000	300,000
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	251,369
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	265,063
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	119,278
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	138,883
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	105,272
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	104,801
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	105,268
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	262,712
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	357,186
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	261,022
16

	Principal Amount	Value
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	$400,000	$417,635
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/44(1)	1,750,000	691,429
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/45(1)	1,200,000	448,392
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.00%, 9/1/44	2,245,000	2,318,166
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.25%, 9/1/52	2,000,000	2,067,769
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	1,175,000	1,266,757
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	1,030,000	1,108,123
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	2,350,000	2,516,306
Monterey Peninsula Community College District GO, 4.00%, 8/1/51	3,350,000	3,328,854
Moreno Valley Unified School District Community Facilities District Special Tax, (District No. 2018-1), 4.00%, 9/1/52	3,985,000	3,431,600
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,157,739
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	5,142,682
Murrieta Community Facilities District Special Tax, (District No. 2005-5 Golden City), 5.00%, 9/1/42	655,000	675,467
Murrieta Community Facilities District Special Tax, (District No. 2005-5 Golden City), 5.00%, 9/1/46	825,000	845,962
North Lake Tahoe Public Financing Authority Rev., (Placer County), 5.50%, 12/1/47	4,425,000	4,986,871
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34 (AGC)(1)	1,325,000	877,202
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36 (AGC)(1)	2,885,000	1,723,700
Norwalk-La Mirada Unified School District GO, 5.00%, 8/1/51	1,750,000	1,914,826
Ojai Unified School District GO, 5.50%, 8/1/53 (AGM)	1,750,000	1,982,923
Ontario Special Tax, (City of Ontario Community Facilities District No. 56), 5.50%, 9/1/48	1,250,000	1,320,503
Ontario Special Tax, (City of Ontario Community Facilities District No. 56), 5.75%, 9/1/54	2,210,000	2,359,019
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.25%, 9/1/37	415,000	416,082
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.625%, 9/1/42	650,000	655,610
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.75%, 9/1/47	840,000	840,583
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.75%, 9/1/52	825,000	808,562
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	403,094
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,027,639
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	510,260
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,309,479
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	1,793,664
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,076,276
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	900,866
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	874,410
17

	Principal Amount	Value
Orange County Community Facilities District Special Tax, (Community Facilities District No. 2017-1), 5.00%, 8/15/42	$2,500,000	$2,579,126
Orange County Community Facilities District Special Tax, (Community Facilities District No. 2021-1), 5.00%, 8/15/52	1,000,000	1,019,282
Orange County Community Facilities District Special Tax, (County of Orange Community Facilities District No. 2023-1), 5.50%, 8/15/53	2,200,000	2,291,186
Orange County Community Facilities District Special Tax, (County of Orange Community Facilities District No. 2023-1), 5.75%, 8/15/53	1,085,000	1,136,894
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2015-1), 5.25%, 8/15/45	3,905,000	3,955,016
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/41	6,545,000	6,670,579
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/46	3,000,000	3,044,052
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/47	3,300,000	3,384,496
Oroville Rev., 5.25%, 4/1/49	3,000,000	1,862,785
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	1,478,029
Oxnard School District GO, 4.25%, 8/1/53 (BAM)	3,000,000	3,038,631
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 3.00%, 9/1/31	410,000	383,896
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/41	900,000	841,129
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/51	1,300,000	1,131,485
Palmdale Water District Public Financing Authority Rev., (Palmdale Water District), 5.00%, 10/1/53 (AGM)	1,700,000	1,880,142
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,364,262
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	8,577,189
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	8,310,090
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	10,041,926
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/51	10,000,000	10,875,208
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,632,429
Perris Union High School District Special Tax, (Community Facilities District No. 92-1), 5.00%, 9/1/41	4,750,000	4,788,071
Pleasant Valley School District/Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	5,335,713
Rancho Cordova Special Tax, (Community Facilities District No. 2021-1), 5.25%, 9/1/52	2,000,000	2,043,937
Rancho Cordova Special Tax, (Rancho Cordova Arista Del Sol Cmnty Facs Dist No. 2022-1 Impt Area 1), 5.375%, 9/1/53	1,300,000	1,344,742
Rancho Cordova Special Tax, (Sunridge North Douglas Community Facs Dist No. 2005-1), 5.00%, 9/1/40	1,195,000	1,209,562
Rancho Cordova Special Tax, (Sunridge North Douglas Community Facs Dist No. 2005-1), 4.00%, 9/1/45	1,025,000	940,879
Rancho Cordova Special Tax, (Sunridge North Douglas Community Facs Dist No. 2005-1), 5.00%, 9/1/45	1,250,000	1,262,047
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(1)	3,405,000	2,941,571
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.70%, 3/1/24	5,095,000	5,095,000
18

	Principal Amount	Value
Rialto Special Tax, (Rialto Community Facilities District No. 2020-1), 5.50%, 9/1/53	$1,500,000	$1,586,899
Riverside County Community Facilities Districts Special Tax, (District No. 04-2), 5.00%, 9/1/30	1,035,000	1,043,338
Riverside County Community Facilities Districts Special Tax, (District No. 04-2), 5.00%, 9/1/35	2,520,000	2,538,936
Riverside County Community Facilities Districts Special Tax, (District No. 05-8), 5.00%, 9/1/48	2,500,000	2,555,960
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/40	2,250,000	2,276,444
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/42	1,110,000	1,138,865
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/44	2,735,000	2,760,524
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/45	540,000	551,684
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,475,000	1,443,040
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	919,806
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	1,440,127
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	2,050,648
Riverside Unified School District Special Tax, 4.00%, 9/1/50	875,000	777,058
Riverside Unified School District Special Tax, 5.00%, 9/1/54	770,000	781,341
Riverside Unified School District Special Tax, 5.00%, 9/1/54	1,270,000	1,288,705
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,495,686
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,664,110
Riverside Water Rev., 5.00%, 10/1/47	1,000,000	1,120,006
Riverside Water Rev., 5.00%, 10/1/52	1,000,000	1,108,331
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/38	2,900,000	2,942,362
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,099,028
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/46	370,000	383,589
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/54	1,525,000	1,559,131
Roseville Special Tax, (Ranch Community Facilities District No. 5), 5.00%, 9/1/32(2)	1,265,000	1,317,108
Roseville Special Tax, (Ranch Community Facilities District No. 5), 5.00%, 9/1/47(2)	6,500,000	6,624,952
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/43	475,000	482,683
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/50	1,995,000	2,031,850
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.25%, 9/1/53	1,500,000	1,516,878
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	450,000	410,200
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	875,762
19

	Principal Amount	Value
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/53	$1,000,000	$1,013,189
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/46	640,000	580,706
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	1,275,000	1,302,058
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/51	1,290,000	1,131,655
Roseville Special Tax, (Roseville Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/44	3,230,000	3,330,491
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/39	1,390,000	1,441,077
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	495,000	438,884
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	650,000	562,265
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	2,906,884
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,654,457
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	2,950,000	3,069,536
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	5,149,551
Sacramento Special Tax, (Community Facilities District No. 2006-2), 5.00%, 9/1/41	1,900,000	1,941,184
Sacramento Special Tax, (Community Facilities District No. 2007-1), 5.00%, 9/1/32(2)	300,000	311,155
Sacramento Special Tax, (Community Facilities District No. 2007-1), 5.00%, 9/1/47(2)	1,900,000	1,937,756
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/46	1,200,000	1,091,940
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/50	1,500,000	1,321,802
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/30	1,170,000	1,209,188
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/31	1,355,000	1,400,013
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/35	2,335,000	2,412,354
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/40	3,000,000	3,072,406
Sacramento County Special Tax, (Community Facilities District No. 2005-2), 5.00%, 9/1/40	2,325,000	2,372,487
Sacramento County Special Tax, (Community Facilities District No. 2005-2), 5.00%, 9/1/45	4,645,000	4,714,944
Sacramento County Special Tax, (Community Facilities District No. 2014-2), 5.00%, 9/1/46	4,200,000	4,258,863
Sacramento Municipal Utility District Rev., 5.00%, 8/15/53	4,000,000	4,450,078
Salinas Union High School District GO, 4.00%, 8/1/47	5,000,000	5,066,079
San Bernardino Community College District GO, 5.00%, 8/1/49	5,000,000	5,538,998
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 4.00%, 9/1/42	700,000	656,248
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 4.00%, 9/1/48	1,000,000	894,156
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 5.00%, 9/1/48	1,200,000	1,231,774
San Clemente Special Tax, (Community Facilities District No. 2006-1), 5.00%, 9/1/46	7,530,000	7,610,790
20

	Principal Amount	Value
San Diego County COP, 5.00%, 10/1/53	$4,000,000	$4,444,881
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,177,834
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,126,083
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/36	3,750,000	4,198,574
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	2,000,000	2,199,272
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,425,000	3,435,973
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/49	8,500,000	9,067,852
San Diego Unified School District GO, 4.00%, 7/1/53	1,750,000	1,743,413
San Francisco Bay Area Rapid Transit District GO, 5.25%, 8/1/47	4,750,000	5,406,123
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,675,426
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	783,544
San Francisco City & County Redevelopment Successor Agency Tax Allocation, 5.25%, 8/1/53 (AGM)	1,000,000	1,109,307
San Francisco Public Utilities Commission Water Rev., 5.25%, 11/1/52	7,000,000	8,033,271
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,070,573
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(1)	3,090,000	2,997,144
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(1)	165,000	140,313
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(1)	16,000,000	12,604,374
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(1)	290,000	219,298
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(1)	1,335,000	859,456
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/46	550,000	496,203
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/51	700,000	609,261
San Mateo Foster City School District GO, 4.00%, 8/1/51	4,000,000	4,034,585
Santa Clara Valley Water District Safe Clean Water Rev., 5.00%, 8/1/47	1,500,000	1,689,543
Saugus/Hart School Facilities Financing Authority Special Tax, (Community Facilities District No. 2006-1), 5.00%, 9/1/46	2,495,000	2,521,353
Sierra Joint Community College District GO, 4.00%, 8/1/53	4,000,000	4,020,673
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	32,000,000	16,391,661
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	11,465,000	4,365,137
Simi Valley Unified School District GO, 5.25%, 8/1/51	5,000,000	5,536,204
South San Francisco Special Tax, (Community Facilities District No. 2021-01), 5.00%, 9/1/52	2,200,000	2,258,138
South San Francisco Special Tax, (South San Francisco Community Facilities District No. 2021-01), 4.00%, 9/1/44	1,000,000	932,663
South Tahoe Joint Powers Financing Authority Rev., (South Lake Tahoe), 5.25%, 10/1/53	3,000,000	3,368,077
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,109,837
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	4,052,558
21

	Principal Amount	Value
Southern California Public Power Authority Rev., 5.00%, 7/1/48 (Los Angeles Department of Water & Power Power System Rev.)	$3,750,000	$4,250,025
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(1)	1,800,000	1,656,146
State Center Community College District GO, 5.00%, 8/1/47	9,000,000	10,039,147
State of California GO, 5.25%, 10/1/45	1,070,000	1,238,309
State of California GO, 5.25%, 9/1/53	5,000,000	5,712,283
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/45	1,115,000	990,584
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/50	1,500,000	1,295,436
Stockton Public Financing Authority Rev., Special Tax, (Stockton Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/37	2,500,000	2,615,383
Stockton Public Financing Authority Rev., Special Tax, (Stockton Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/43	3,000,000	3,089,123
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	3,640,000	3,712,333
Sunnyvale Special Tax, 7.75%, 8/1/32	5,675,000	5,692,948
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 5.00%, 9/1/45	6,000,000	6,065,605
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	4,224,880
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 16-01), Capital Appreciation, 0.00%, 9/1/53(1)	8,730,000	1,531,592
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 20-01), 5.00%, 9/1/49(3)	950,000	971,653
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 20-01), 5.00%, 9/1/54(3)	875,000	890,514
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,029,708
Tobacco Securitization Authority of Northern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/60(1)	5,000,000	871,166
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	9,485,000	9,702,699
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(1)	25,000,000	4,181,105
Tracy Community Facilities District Special Tax, (City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2), 5.75%, 9/1/48	1,900,000	2,021,307
Tracy Community Facilities District Special Tax, (City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2), 5.875%, 9/1/53	2,900,000	3,091,352
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,750,000	2,814,765
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/44	3,385,000	3,459,092
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,500,000	2,538,671
Transbay Joint Powers Authority Tax Allocation, (Transbay Redevelopment Project Tax Increment Rev.), 5.00%, 10/1/45	6,390,000	6,573,167
22

	Principal Amount	Value
University of California Rev., 5.00%, 5/15/26	$7,000,000	$7,361,878
University of California Rev., 5.00%, 5/15/42	2,500,000	2,774,540
University of California Rev., VRDN, 3.50%, 3/1/24	4,100,000	4,100,000
University of California Rev., VRDN, 3.65%, 3/1/24	1,100,000	1,100,000
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	2,782,319
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,552,134
Victor Valley Community College District GO, (Victor Valley Community College District), 5.00%, 8/1/51	3,670,000	4,058,487
Vista Unified School District GO, 5.25%, 8/1/48 (BAM)	4,410,000	4,999,097
Washington Township Health Care District GO, 5.50%, 8/1/53	1,115,000	1,261,520
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	405,813
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	969,243
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	739,381
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	994,913
Washington Township Health Care District Rev., 5.75%, 7/1/48	850,000	943,486
Washington Township Health Care District Rev., 5.75%, 7/1/53	1,000,000	1,081,991
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,507,036
William S Hart Union High School District Special Tax, (Community Facilities Dist No. 2015-1), 5.00%, 9/1/42	1,350,000	1,378,448
William S Hart Union High School District Special Tax, (Community Facilities Dist No. 2015-1), 5.00%, 9/1/47	2,350,000	2,387,917
Woodland Special Tax, (Community Facilities Dist No. 2004-1), 4.00%, 9/1/41	2,535,000	2,434,278
Woodland Special Tax, (Community Facilities Dist No. 2004-1), 4.00%, 9/1/45	2,540,000	2,381,025
Yorba Linda Water District Public Financing Corp. Rev., 4.00%, 10/1/52	3,750,000	3,775,725
		1,355,939,437
Guam — 0.7%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/36	1,755,000	1,825,643
Guam Government Waterworks Authority Rev., 5.00%, 7/1/37	1,500,000	1,554,505
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,042,512
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	1,805,678
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,527,630
		9,755,968
Puerto Rico — 0.5%
Puerto Rico GO, 5.375%, 7/1/25	3,906,218	3,966,041
Puerto Rico GO, 5.625%, 7/1/29	201,036	218,057
Puerto Rico GO, 5.75%, 7/1/31	195,264	218,077
Puerto Rico GO, 4.00%, 7/1/33	185,162	181,900
Puerto Rico GO, 4.00%, 7/1/35	166,436	161,552
Puerto Rico GO, 4.00%, 7/1/37	142,845	136,429
Puerto Rico GO, 4.00%, 7/1/41	194,215	180,393
Puerto Rico GO, 4.00%, 7/1/46	201,981	182,551
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/24(1)	30,190	29,791
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(1)	238,285	153,585
Puerto Rico GO, VRN, 0.00%, 11/1/43	820,743	481,160
		5,909,536
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $1,403,137,263)		1,371,604,941
OTHER ASSETS AND LIABILITIES — 0.5%		7,531,168
TOTAL NET ASSETS — 100.0%		$1,379,136,109
23

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corporation
AGM	–	Assured Guaranty Municipal Corporation
BAM	–	Build America Mutual Assurance Company
BAM-TCRS	–	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NATL	–	National Public Finance Guarantee Corporation
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $308,296,775, which represented 22.4% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.
24

Statement of Assets and Liabilities

FEBRUARY 29, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,403,137,263)	$1,371,604,941
Cash	96,876
Receivable for investments sold	70,600
Receivable for capital shares sold	1,813,821
Interest receivable	19,153,535
1,392,739,773

Liabilities
Payable for investments purchased	10,512,657
Payable for capital shares redeemed	2,255,032
Accrued management fees	430,420
Distribution and service fees payable	21,908
Dividends payable	383,647
13,603,664

Net Assets	$1,379,136,109

Net Assets Consist of:
Capital paid in	$1,502,804,683
Distributable earnings (loss)	(123,668,574)
$1,379,136,109

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$687,739,670	70,341,173	$9.78
I Class	$624,887,657	63,948,142	$9.77
Y Class	$3,435,877	351,425	$9.78
A Class	$47,505,160	4,858,766	$9.78
C Class	$15,567,745	1,592,114	$9.78
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.24 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
25

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$29,174,918

Expenses:
Management fees	2,631,944
Distribution and service fees:
A Class	61,047
C Class	76,403
Trustees' fees and expenses	53,850
Other expenses	36,288
2,859,532

Net investment income (loss)	26,315,386

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(12,457,511)
Futures contract transactions	(581,961)
(13,039,472)

Change in net unrealized appreciation (depreciation) on:
Investments	54,533,283
Futures contracts	(766,743)
53,766,540

Net realized and unrealized gain (loss)	40,727,068

Net Increase (Decrease) in Net Assets Resulting from Operations	$67,042,454

See Notes to Financial Statements.
26

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$26,315,386	$52,336,779
Net realized gain (loss)	(13,039,472)	(36,434,861)
Change in net unrealized appreciation (depreciation)	53,766,540	(15,446,907)
Net increase (decrease) in net assets resulting from operations	67,042,454	455,011

Distributions to Shareholders
From earnings:
Investor Class	(12,873,020)	(25,651,612)
I Class	(12,249,489)	(24,218,258)
Y Class	(76,027)	(178,118)
A Class	(894,318)	(1,859,487)
C Class	(222,392)	(429,783)
Decrease in net assets from distributions	(26,315,246)	(52,337,258)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(33,274,351)	(66,642,119)

Net increase (decrease) in net assets	7,452,857	(118,524,366)

Net Assets
Beginning of period	1,371,683,252	1,490,207,618
End of period	$1,379,136,109	$1,371,683,252

See Notes to Financial Statements.
27

Notes to Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

28

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended February 29, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1925% to 0.3100%	0.2500% to 0.3100%	0.49%
I Class		0.0500% to 0.1100%	0.29%
Y Class		0.0200% to 0.0800%	0.26%
A Class		0.2500% to 0.3100%	0.49%
C Class		0.2500% to 0.3100%	0.49%

29

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended February 29, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $9,850,000 and $10,375,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 29, 2024 were $425,374,556 and $445,349,693, respectively.

30

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 29, 2024		Year ended August 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	7,719,569	$73,478,840	11,935,326	$114,651,603
Issued in reinvestment of distributions	1,232,025	11,666,311	2,433,880	23,231,332
Redeemed	(9,335,346)	(87,967,535)	(19,685,029)	(188,022,619)
	(383,752)	(2,822,384)	(5,315,823)	(50,139,684)
I Class
Sold	19,632,475	186,129,923	51,479,048	493,265,517
Issued in reinvestment of distributions	1,196,296	11,313,257	2,295,518	21,904,126
Redeemed	(23,774,758)	(221,529,610)	(54,980,934)	(524,898,071)
	(2,945,987)	(24,086,430)	(1,206,368)	(9,728,428)
Y Class
Sold	42,045	381,895	157,390	1,516,965
Issued in reinvestment of distributions	7,922	74,836	17,889	170,808
Redeemed	(132,969)	(1,242,675)	(148,983)	(1,411,842)
	(83,002)	(785,944)	26,296	275,931
A Class
Sold	416,865	3,941,226	1,451,160	14,094,800
Issued in reinvestment of distributions	73,414	694,201	143,946	1,373,905
Redeemed	(1,023,967)	(9,853,833)	(2,283,903)	(21,933,498)
	(533,688)	(5,218,406)	(688,797)	(6,464,793)
C Class
Sold	77,045	729,164	333,356	3,218,000
Issued in reinvestment of distributions	22,519	213,238	43,341	414,010
Redeemed	(136,975)	(1,303,589)	(439,756)	(4,217,155)
	(37,411)	(361,187)	(63,059)	(585,145)
Net increase (decrease)	(3,983,840)	$(33,274,351)	(7,247,751)	$(66,642,119)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

31

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $16,184,297 futures contracts purchased.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended February 29, 2024, the effect of equity price risk derivative instruments on the Statement of Operations was $(581,961) in net realized gain (loss) on futures contract transactions and $(766,743) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,403,364,175
Gross tax appreciation of investments	$27,257,313
Gross tax depreciation of investments	(59,016,547)
Net tax appreciation (depreciation) of investments	$(31,759,234)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2023, the fund had accumulated short-term capital losses of $(47,635,925) and accumulated long-term capital losses of $(30,492,497), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

32

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:†
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$9.46	0.18	0.32	0.50	(0.18)	$9.78	5.41%	0.50%	3.92%	32%	$687,740
2023	$9.79	0.35	(0.33)	0.02	(0.35)	$9.46	0.25%	0.50%	3.67%	73%	$668,857
2022	$11.30	0.31	(1.51)	(1.20)	(0.31)	$9.79	(10.74)%	0.49%	2.96%	73%	$744,087
2021	$10.86	0.32	0.44	0.76	(0.32)	$11.30	7.12%	0.49%	2.91%	25%	$941,838
2020	$11.10	0.34	(0.24)	0.10	(0.34)	$10.86	0.96%	0.50%	3.15%	57%	$860,867
2019	$10.52	0.36	0.58	0.94	(0.36)	$11.10	9.06%	0.50%	3.40%	39%	$938,094
I Class
2024(3)	$9.45	0.19	0.32	0.51	(0.19)	$9.77	5.52%	0.30%	4.12%	32%	$624,888
2023	$9.78	0.37	(0.33)	0.04	(0.37)	$9.45	0.44%	0.30%	3.87%	73%	$632,307
2022	$11.29	0.33	(1.51)	(1.18)	(0.33)	$9.78	(10.57)%	0.29%	3.16%	73%	$666,056
2021	$10.86	0.34	0.44	0.78	(0.35)	$11.29	7.24%	0.29%	3.11%	25%	$724,407
2020	$11.10	0.36	(0.24)	0.12	(0.36)	$10.86	1.17%	0.30%	3.35%	57%	$518,250
2019	$10.52	0.38	0.58	0.96	(0.38)	$11.10	9.38%	0.30%	3.60%	39%	$445,520

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:†
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2024(3)	$9.46	0.20	0.32	0.52	(0.20)	$9.78	5.53%	0.27%	4.15%	32%	$3,436
2023	$9.78	0.37	(0.32)	0.05	(0.37)	$9.46	0.58%	0.27%	3.90%	73%	$4,108
2022	$11.29	0.34	(1.51)	(1.17)	(0.34)	$9.78	(10.54)%	0.26%	3.19%	73%	$3,993
2021	$10.86	0.35	0.43	0.78	(0.35)	$11.29	7.28%	0.26%	3.14%	25%	$6
2020	$11.10	0.37	(0.24)	0.13	(0.37)	$10.86	1.21%	0.27%	3.38%	57%	$56
2019	$10.52	0.38	0.58	0.96	(0.38)	$11.10	9.31%	0.27%	3.63%	39%	$16
A Class
2024(3)	$9.46	0.17	0.32	0.49	(0.17)	$9.78	5.28%	0.75%	3.67%	32%	$47,505
2023	$9.79	0.33	(0.33)	—	(0.33)	$9.46	0.00%	0.75%	3.42%	73%	$50,999
2022	$11.30	0.29	(1.51)	(1.22)	(0.29)	$9.79	(10.96)%	0.74%	2.71%	73%	$59,508
2021	$10.86	0.30	0.44	0.74	(0.30)	$11.30	6.86%	0.74%	2.66%	25%	$65,969
2020	$11.10	0.31	(0.24)	0.07	(0.31)	$10.86	0.71%	0.75%	2.90%	57%	$58,148
2019	$10.52	0.33	0.58	0.91	(0.33)	$11.10	8.79%	0.75%	3.15%	39%	$70,003
C Class
2024(3)	$9.46	0.14	0.32	0.46	(0.14)	$9.78	4.89%	1.50%	2.92%	32%	$15,568
2023	$9.79	0.26	(0.33)	(0.07)	(0.26)	$9.46	(0.75)%	1.50%	2.67%	73%	$15,412
2022	$11.30	0.21	(1.51)	(1.30)	(0.21)	$9.79	(11.63)%	1.49%	1.96%	73%	$16,564
2021	$10.86	0.21	0.44	0.65	(0.21)	$11.30	6.06%	1.49%	1.91%	25%	$22,196
2020	$11.10	0.23	(0.24)	(0.01)	(0.23)	$10.86	(0.04)%	1.50%	2.15%	57%	$24,391
2019	$10.53	0.26	0.57	0.83	(0.26)	$11.10	7.98%	1.50%	2.40%	39%	$25,747

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended February 29, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91770 2404

Semiannual Report

February 29, 2024

California Intermediate-Term Tax-Free Bond Fund
Investor Class (BCITX)
I Class (BCTIX)
Y Class (ACYTX)
A Class (BCIAX)
C Class (BCIYX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 29, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Easing Inflation and Fed Policy Expectations Aided Returns

Municipal bonds (munis) struggled early in the reporting period. Despite pausing its rate-hike campaign in September, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Muni and Treasury yields rose sharply through October, when the 10-year Treasury note topped 5% for the first time since 2007.

But in November, amid signs inflation was moderating, the Fed held rates steady for the second straight policy meeting. This news sparked a sharp turnaround for bonds, and munis delivered record monthly gains. By December, policymakers expressed more confidence about the inflation outlook and penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, Treasury yields declined and bonds rallied further.

However, in January, Fed Board Chair Jerome Powell set out to temper the market’s high hopes for aggressive near-term easing. He noted that although rate cuts were likely in 2024, they weren’t imminent, given inflation was still above target. Yields shifted higher on this news.

Meanwhile, outflows from municipal bond funds slowed during the period. Muni supply/demand dynamics generally remained favorable, and ratings upgrades continued to outpace downgrades. But declining tax revenues pressured some state’s budgets, including California’s.

Overall, municipal bonds delivered solid gains for the six-month period and outperformed U.S. Treasuries. California munis modestly lagged national municipal bonds, while high-yield munis broadly outperformed investment-grade securities.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

FEBRUARY 29, 2024
Types of Investments in Portfolio	% of net assets
Municipal Securities	99.6%
Other Assets and Liabilities	0.4%

Top Five Sectors	% of fund investments
Special Tax	16%
General Obligation (GO) - Local	15%
Water & Sewer	12%
Hospital	10%
Pre-Refunded	6%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid During Period(1) 9/1/23 - 2/29/24	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,036.70	$2.38	0.47%
I Class	$1,000	$1,037.70	$1.37	0.27%
Y Class	$1,000	$1,037.90	$1.22	0.24%
A Class	$1,000	$1,035.40	$3.64	0.72%
C Class	$1,000	$1,030.60	$7.42	1.47%
Hypothetical
Investor Class	$1,000	$1,022.53	$2.36	0.47%
I Class	$1,000	$1,023.52	$1.36	0.27%
Y Class	$1,000	$1,023.67	$1.21	0.24%
A Class	$1,000	$1,021.28	$3.62	0.72%
C Class	$1,000	$1,017.55	$7.37	1.47%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

FEBRUARY 29, 2024 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.6%
California — 99.5%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	$575,000	$580,070
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	900,000	928,582
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,620,000	2,840,626
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,395,000	1,512,371
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	490,000	530,646
Alameda Community Facilities District Special Tax, (Alameda Community Facilities District No. 22-1), 5.00%, 9/1/43	1,250,000	1,259,793
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	3,596,273
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,076,939
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	4,550,000	4,662,087
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(1)	9,000,000	5,882,348
Alameda County Joint Powers Authority Rev., (Alameda County), 5.00%, 12/1/31	2,000,000	2,369,337
Alameda County Joint Powers Authority Rev., (Alameda County), 5.00%, 12/1/32	2,350,000	2,832,685
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,002,846
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,100,000	1,103,130
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,250,000	1,253,557
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,360,000	1,363,870
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,550,000	1,554,411
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	8,105,000	8,586,243
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	759,701
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	441,699
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	748,332
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	957,458
Baldwin Park Unified School District GO, 4.00%, 8/1/31 (AGM)	6,420,000	6,570,892
Bay Area Toll Authority Rev., 5.00%, 4/1/24	9,340,000	9,352,944
Bay Area Toll Authority Rev., 4.00%, 4/1/33	3,000,000	3,099,906
Bay Area Toll Authority Rev., VRN, 4.55%, (MUNIPSA plus 1.25%), 4/1/36	4,000,000	4,027,014
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	10,000,000	9,795,568
Bay Area Toll Authority Rev., VRN, 4.40%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,750,388
Bay Area Toll Authority Rev., VRN, 3.71%, (MUNIPSA plus 0.41%), 4/1/56	6,000,000	5,869,828
Bay Area Toll Authority Rev., VRN, 3.75%, (MUNIPSA plus 0.45%), 4/1/56	3,000,000	2,968,685
Brea Redevelopment Agency Tax Allocation, 5.00%, 8/1/24	5,110,000	5,116,332
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/33	1,500,000	1,615,245
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/34	1,785,000	1,920,524

	Principal Amount	Value
Burlingame School District GO, 5.00%, 8/1/48	$2,545,000	$2,867,256
California Community Choice Financing Authority Rev., VRN, 3.75%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	20,000,000	18,358,548
California Community Choice Financing Authority Rev., VRN, 4.00%, 2/1/52 (GA: Morgan Stanley)	11,045,000	11,108,084
California Community Choice Financing Authority Rev., VRN, 4.00%, 10/1/52 (GA: Goldman Sachs Group, Inc.)	7,500,000	7,533,260
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	5,000,000	5,246,671
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	6,900,000	7,356,256
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	6,545,000	7,029,371
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	4,665,000	5,113,318
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,676,823
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	289,842
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	842,228
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,350,139
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,652,370
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	955,000	977,828
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/30	450,000	498,809
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/32	400,000	442,522
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/34	200,000	209,268
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/36	275,000	284,981
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/39	250,000	254,613
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	1,001,487
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	930,983
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/26, Prerefunded at 100% of Par(2)	750,000	780,401
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 6/1/43	3,000,000	3,685,145
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 5/1/45	1,450,000	1,781,620
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	812,327
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	316,308
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	844,467
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	529,933
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	674,124
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	1,485,000	1,586,623
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(2)	1,875,000	1,940,464

	Principal Amount	Value
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	$1,500,000	$1,539,242
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/39(3)	650,000	720,026
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/45	1,745,000	1,804,268
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/24	1,450,000	1,470,775
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,109,863
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	6,213,112
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	2,794,260
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	413,867
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/35	2,440,000	2,478,698
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	10,000,000	9,876,368
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	791,469
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,130,172
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,356,740
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	3,000,000	3,037,282
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	1,785,000	1,792,066
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	507,607
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	1,250,000	1,252,799
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 6/1/41	2,000,000	2,240,063
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,393,144
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), VRN, 5.00%, 11/15/61	9,000,000	10,257,424
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	2,586,957
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 8/15/33	4,000,000	4,893,388
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,500,000	1,555,747
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,750,000	1,815,038
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	2,000,000	2,074,330
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,581,856
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,157,536
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/36	6,135,000	6,528,819

	Principal Amount	Value
California Housing Finance Rev., 4.25%, 1/15/35	$5,214,519	$5,202,824
California Housing Finance Rev., 3.50%, 11/20/35	12,273,116	11,597,492
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/42	10,000,000	10,525,687
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), 3.25%, 8/1/29(3)	1,000,000	1,009,428
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 3.65%, (MUNIPSA plus 0.35%), 8/1/47	4,750,000	4,749,685
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/33	1,800,000	2,008,704
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/34	500,000	521,463
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/35	350,000	362,875
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/36	365,000	375,586
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/37	575,000	587,077
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/38	585,000	593,265
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/39	630,000	637,745
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/40	650,000	654,292
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/41	425,000	427,041
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 4.00%, (MUNIPSA plus 0.70%), 12/1/50	2,500,000	2,440,827
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	3,552,656
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,193,875
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,670,000	1,873,316
California Municipal Finance Authority Rev., (Aldersly), 3.75%, 11/15/28 (California Mortgage Insurance)	2,995,000	2,999,665
California Municipal Finance Authority Rev., (Aldersly), 4.00%, 11/15/28 (California Mortgage Insurance)	595,000	598,923
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,171,127
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(4)	1,000,000	1,009,592
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	316,340
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	160,448
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	240,623
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	240,288
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	213,164

	Principal Amount	Value
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	$225,000	$239,330
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	238,843
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	264,785
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	237,670
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	262,883
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	287,759
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	312,442
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	6,167,311
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,343,939
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,072,462
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,216,275
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/35	7,500,000	7,986,679
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/36 (BAM)	1,200,000	1,235,955
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	761,361
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(4)	435,000	445,008
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(4)	1,130,000	1,125,118
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/30	785,000	747,521
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/31	1,635,000	1,545,373
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/32	1,700,000	1,594,826
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/34	1,240,000	1,146,557
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/35	500,000	458,062
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 3.00%, 12/1/24(4)	110,000	107,957
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 4.00%, 12/1/25(4)	200,000	197,709
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(4)	100,000	103,591
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(4)	1,590,000	1,572,884
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	545,000	554,175
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	735,000	747,374
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,016,835
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,420,000	1,443,906

	Principal Amount	Value
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25(2)	$1,925,000	$1,957,408
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,022,059
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,750,000	1,821,808
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	3,325,000	3,469,094
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/31	2,700,000	2,812,216
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/35	5,000,000	5,196,210
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/24	605,000	601,440
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/27	300,000	295,629
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/29	740,000	725,918
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,050,360
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,325,263
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,196,905
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,045,620
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,044,733
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,394,718
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,559,098
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,411,891
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,544,982
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,082,352
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,039,267
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	2,565,000	2,667,467
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	744,923
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,030,266
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/36	1,750,000	1,765,628
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	2,840,000	2,860,494
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	2,762,080
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	1,750,000	1,752,811
California Municipal Finance Authority Rev., (Orange County), 5.00%, 6/1/37	2,990,000	3,159,562
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	715,795
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,044,650

	Principal Amount	Value
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	$1,000,000	$1,064,743
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25(4)	1,455,000	1,457,676
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26(4)	1,530,000	1,534,641
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29(4)	1,000,000	997,815
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39(4)	2,750,000	2,602,751
California Municipal Finance Authority Special Tax, 4.00%, 9/1/35	1,320,000	1,292,075
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/36	585,000	586,052
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/41	1,610,000	1,519,557
California Municipal Finance Authority Special Tax, (Facilities District No. 2021-06), 5.75%, 9/1/42	1,500,000	1,583,270
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 7/1/39(4)	2,000,000	2,069,109
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(4)	3,435,000	3,510,027
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	510,508
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,012,958
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/35	700,000	822,241
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.125%, 11/15/27(4)	355,000	353,804
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(4)	2,800,000	2,708,258
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/28	4,000,000	4,419,562
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/30	3,250,000	3,744,347
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	2,000,000	2,426,301
California School Finance Authority Rev., 5.00%, 6/1/37(4)	240,000	239,982
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46(4)	7,000,000	7,002,582
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(4)	100,000	102,813
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(4)	325,000	319,023
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(4)	1,000,000	1,021,002
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/41(4)	525,000	485,975
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(4)	1,100,000	1,103,362
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(4)	465,000	435,588
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(4)	680,000	572,641
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(4)	160,000	160,324
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(4)	150,000	151,529
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(4)	150,000	153,286

	Principal Amount	Value
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(4)	$160,000	$165,493
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(4)	190,000	198,670
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/32(4)	750,000	788,312
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(4)	1,000,000	1,050,538
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.00%, 8/1/33(4)	740,000	764,117
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.25%, 8/1/38(4)	420,000	429,683
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/30(4)	750,000	752,090
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(4)	300,000	302,638
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(4)	380,000	382,878
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(4)	670,000	681,454
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(4)	635,000	636,080
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(4)	260,000	275,383
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/29(4)	280,000	283,411
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/39(4)	740,000	736,042
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/33(4)	925,000	973,676
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/24	705,000	706,258
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	750,260
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	799,427
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	851,067
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	908,409
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	960,622
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,750,000	1,809,956
California State Public Works Board Rev., 5.00%, 12/1/24	5,000,000	5,072,110
California State Public Works Board Rev., 5.00%, 9/1/29	5,000,000	5,664,657
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,048,507
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	5,113,152
California State University Rev., 5.00%, 11/1/24, Prerefunded at 100% of Par(2)	35,000	35,448
California State University Rev., 5.00%, 11/1/28	2,000,000	2,158,169
California State University Rev., 5.00%, 11/1/29	1,000,000	1,078,874
California State University Rev., 5.00%, 11/1/30	3,000,000	3,233,144
California State University Rev., 5.00%, 11/1/31	2,900,000	3,122,727
California State University Rev., 4.00%, 11/1/34	10,000,000	10,161,905
California State University Rev., 4.00%, 11/1/37	2,375,000	2,397,631
California State University Rev., VRN, 3.125%, 11/1/51	4,300,000	4,308,324

	Principal Amount	Value
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	$1,155,000	$1,281,173
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,485,095
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,079,836
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	800,000
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	760,271
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,029,553
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,642,310
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	785,925
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	955,856
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,327,175
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,061,707
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	735,301
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,565,147
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,001,441
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	1,947,215
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,101,098
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,035,180
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,280,767
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	1,986,411
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,286,347
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24(2)	750,000	754,406
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	800,000	804,700
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	1,880,000	1,891,044
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	306,696
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	341,647

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	$675,000	$689,187
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	708,716
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,352,946
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	650,000	638,954
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/37	1,605,000	1,672,939
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.125%, 8/15/47 (AGM)	350,000	384,031
California Statewide Communities Development Authority Rev., (Enloe Medical Center), 5.00%, 2/15/26, Prerefunded at 100% of Par (California Mortgage Insurance)(2)	640,000	666,629
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	210,138
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	278,221
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	151,671
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	130,725
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	188,009
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(4)	1,870,000	1,851,739
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(4)	375,000	388,245
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(4)	475,000	481,298
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(4)	5,000,000	5,113,075
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(4)	1,000,000	1,027,870
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(4)	6,500,000	6,582,778
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,082,625
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	5,175,000	5,447,569
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	4,560,000	4,787,133
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	3,972,796
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,035,025
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	621,101
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	898,590
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.25%, 9/1/43	650,000	685,978

	Principal Amount	Value
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.00%, 9/1/27	$475,000	$490,203
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.00%, 9/1/37	2,225,000	2,320,175
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,407,655
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/30	1,000,000	1,084,452
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	200,000	207,749
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,198,821
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	795,769
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	2,900,000	3,302,590
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/36	1,525,000	1,517,288
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/40	700,000	675,469
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	503,288
Chula Vista Elementary School District GO, 5.00%, 8/1/40	1,000,000	1,165,643
City & County of San Francisco GO, 5.00%, 6/15/24	1,250,000	1,256,849
City & County of San Francisco GO, 5.00%, 6/15/25	1,565,000	1,608,739
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	1,881,930
City & County of San Francisco GO, 5.00%, 6/15/26	2,000,000	2,111,105
City & County of San Francisco GO, 5.00%, 6/15/27	1,875,000	2,031,942
City & County of San Francisco GO, 4.00%, 6/15/29	13,820,000	13,825,521
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/27(4)	295,000	304,463
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/32(4)	400,000	429,730
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/37(4)	385,000	399,751
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/26(4)	100,000	100,059
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/31(4)	150,000	151,048
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/41(4)	850,000	776,141
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	5,856,350
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	590,515
Compton Unified School District COP, 4.00%, 6/1/36 (BAM)	730,000	743,643
Compton Unified School District COP, 4.00%, 6/1/38 (BAM)	1,025,000	1,039,091
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(4)	1,650,000	1,179,600
CSCDA Community Improvement Authority Rev., (Dublin), 2.45%, 2/1/47(4)	1,900,000	1,527,583
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 3.20%, 9/1/46(4)	5,000,000	3,792,742
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 2.65%, 12/1/46(4)	7,965,000	6,187,237
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(4)	705,000	455,265
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	226,952

	Principal Amount	Value
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	$250,000	$251,943
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	277,150
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	266,816
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	300,000	302,603
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	503,079
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,345,000	1,332,110
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,285,000	1,237,106
Desert Sands Unified School District GO, 5.00%, 8/1/24	2,200,000	2,218,039
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	1,868,809
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/36	200,000	200,318
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 5.00%, 9/1/38	1,290,000	1,332,216
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/40	375,000	358,438
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 5.00%, 9/1/43	2,280,000	2,297,863
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.00%, 9/1/37	955,000	1,009,574
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.00%, 9/1/38	785,000	818,559
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.25%, 9/1/42	2,000,000	2,088,879
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.125%, 9/1/43	1,265,000	1,302,630
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/34	350,000	421,600
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/36	600,000	712,061
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/37	450,000	528,470
East Bay Municipal Utility District Water System Rev., (East Bay Municipal Utility District Water System Revenue), 5.00%, 6/1/44(3)	2,250,000	2,591,678
East Bay Municipal Utility District Water System Rev., (East Bay Municipal Utility District Water System Revenue), 5.00%, 6/1/44(3)	3,000,000	3,455,571
Eastern Municipal Water District Rev., 4.00%, 7/1/26	2,250,000	2,320,035
Eastern Municipal Water District Rev., 4.00%, 7/1/27	1,750,000	1,836,624
Eastern Municipal Water District Rev., VRN, 3.40%, (MUNIPSA plus 0.10%), 7/1/46	5,750,000	5,736,426
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/37	1,700,000	1,784,117
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	1,500,000	1,565,155
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	744,121
Elk Grove Finance Authority Special Tax, (Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/30	1,715,000	1,773,248

	Principal Amount	Value
Fairfield Community Facilities District Special Tax, (Community Facilities District No. 2016-1), 4.00%, 9/1/36	$545,000	$544,363
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	875,000	918,074
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/35	1,690,000	1,667,867
Fontana Special Tax, 4.00%, 9/1/36	2,230,000	2,235,446
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/24	575,000	577,202
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,109,163
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	997,807
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/32	245,000	250,903
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/36	550,000	556,844
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/40	680,000	666,407
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,276,824
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,615,256
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	326,098
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	363,067
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	259,202
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,603,000	3,735,620
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	750,000	729,719
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	546,471
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	2,803,437
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,300,000	2,794,328
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	716,266
Fremont Union High School District GO, 5.00%, 8/1/34(3)	1,750,000	2,125,115
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,299,896
Fremont Union High School District GO, 5.00%, 8/1/35(3)	2,000,000	2,417,346
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,351,737
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,725,834
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,498,498
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,070,970
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,445,448
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24(2)	7,435,000	7,468,733
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,026,756
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26(2)	6,000,000	6,307,947

	Principal Amount	Value
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27, Prerefunded at 100% of Par(2)	$2,000,000	$2,156,816
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27(2)	7,960,000	8,584,127
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)(2)	3,000,000	2,883,020
Goleta Water District Rev., 5.00%, 9/1/31 (BAM)	400,000	464,624
Goleta Water District Rev., 5.00%, 9/1/33 (BAM)	200,000	239,581
Goleta Water District Rev., 5.00%, 9/1/34 (BAM)	425,000	506,229
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(4)	8,930,000	7,727,779
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,034,301
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,027,973
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,396,435
Hayward Unified School District GO, 4.00%, 8/1/43 (BAM)	4,520,000	4,505,890
Hercules Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/42 (AGM)	7,235,000	7,976,716
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	4,581,906
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	495,684
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	451,060
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	591,415
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,060,473
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/38	4,075,000	4,495,419
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/36 (AGM)(4)	700,000	729,242
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/41 (AGM)(4)	900,000	916,681
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,527,883
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	528,139
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	248,268
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	526,587
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	525,502
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	314,115
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	893,177
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	519,113
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,668,303
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,768,156
Irvine Special Assessment, (Reassessment District No. 15-1), 5.00%, 9/2/26	1,500,000	1,569,434
Irvine Special Tax, (Community Facilities District No. 2013-3), 5.00%, 9/1/39	1,000,000	1,005,674
Irvine Special Tax, (Community Facilities District No. 2013-3), 5.00%, 9/1/49	1,480,000	1,485,199
Irvine Facilities Financing Authority Rev., (Irvine), 5.25%, 5/1/43	2,500,000	2,597,313
Irvine Unified School District Special Tax, 4.00%, 9/1/34	2,285,000	2,330,415
Irvine Unified School District Special Tax, 4.00%, 9/1/35	995,000	1,011,832
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,518,740
Irvine Unified School District Special Tax, 4.00%, 9/1/38	2,720,000	2,684,241
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/25	1,325,000	1,352,544
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/26	635,000	659,392

	Principal Amount	Value
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/29	$360,000	$394,072
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/31	345,000	378,385
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/33	395,000	432,834
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 4.00%, 9/1/37	570,000	574,950
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 4.00%, 9/1/40	685,000	670,507
Irvine Unified School District Special Tax, (Community Facilities District No. 1), 5.00%, 9/1/29	1,910,000	2,083,720
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	685,577
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,009,278
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,151,212
Kern Community College District GO, 5.00%, 8/1/39	2,000,000	2,344,913
Kern Community College District GO, 5.00%, 8/1/40	1,000,000	1,166,537
La Mesa-Spring Valley School District GO, 4.00%, 8/1/42	350,000	356,127
La Mesa-Spring Valley School District GO, 4.00%, 8/1/43	335,000	339,864
La Mesa-Spring Valley School District GO, 5.00%, 8/1/47	1,250,000	1,368,944
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24, Prerefunded at 100% of Par(2)	4,265,000	4,308,323
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	437,821
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	615,792
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/36	930,000	918,116
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/41	785,000	737,266
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,920,000	2,118,199
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,625,000	1,863,927
Long Beach CA Harbor Rev., 5.00%, 5/15/39	1,310,000	1,332,578
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,382,839
Long Beach Marina System Rev., 5.00%, 5/15/25	1,500,000	1,516,960
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	810,237
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	608,006
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,261,028
Long Beach Marina System Rev., 5.00%, 5/15/45	1,620,000	1,622,574
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	5,283,433
Long Beach Unified School District GO, 5.00%, 8/1/32	3,985,000	4,215,949
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	3,573,085
Los Angeles Community College District GO, 5.00%, 8/1/24	19,000,000	19,158,118
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,229,704
Los Angeles Community College District GO, 4.00%, 8/1/39	10,000,000	10,077,073
Los Angeles Community Facilities District Special Tax, 4.00%, 9/1/38	1,000,000	967,747
Los Angeles County Community Facilities District No. 2021-01 Special Tax, 5.00%, 9/1/42	1,800,000	1,846,123
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 6/1/25	10,000,000	10,277,462
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	5,000,000	5,545,473

	Principal Amount	Value
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/26	$2,700,000	$2,797,497
Los Angeles Department of Airports Rev., 5.00%, 5/15/29, Prerefunded at 100% of Par(2)	1,565,000	1,765,118
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,454,027
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,345,684
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,611,662
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	5,000,000	5,664,186
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	935,000	1,035,858
Los Angeles Department of Airports Rev., 4.00%, 5/15/39	2,545,000	2,656,676
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	8,265,000	9,228,612
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,520,000	1,743,379
Los Angeles Department of Airports Rev., 5.00%, 5/15/41	2,600,000	2,969,103
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	4,274,121
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,312,554
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	6,649,283
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,000,000	1,054,802
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/40	5,000,000	5,843,959
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/43	8,150,000	9,208,548
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/28	10,000,000	11,128,041
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,565,568
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	7,895,000	7,939,060
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/41	3,470,000	3,981,582
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/42	3,960,000	4,529,577
Los Angeles Department of Water & Power System Rev., VRDN, 3.74%, 3/1/24 (SBBPA: Royal Bank of Canada)	12,000,000	12,000,000
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	7,480,000	7,857,920
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	1,790,000	2,047,461
Los Angeles Department of Water & Power Water System Rev., VRDN, 3.74%, 3/1/24 (SBBPA: Barclays Bank PLC)	1,100,000	1,100,000
Los Angeles Unified School District COP, 5.00%, 10/1/25	730,000	752,861
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,975,000	6,011,661
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	2,640,804
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	3,570,438
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,054,765
Los Angeles Unified School District GO, 5.25%, 7/1/40	4,000,000	4,810,302
Los Angeles Unified School District GO, 5.25%, 7/1/47	4,000,000	4,594,466
Los Angeles Wastewater System Rev., 5.00%, 6/1/31	3,700,000	3,794,985
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,654,085
Los Gatos-Saratoga Joint High School District GO, 4.00%, 8/1/44	10,000,000	9,879,748
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	4,967,493
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	1,000,000	1,039,535
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	2,100,000	2,163,538
Menifee Union School District GO, 4.00%, 8/1/46	5,000,000	5,076,400

	Principal Amount	Value
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 4.00%, 9/1/36	$500,000	$501,931
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 4.00%, 9/1/41	800,000	754,131
Metropolitan Water District of Southern California Rev., 4.00%, 10/1/24	4,070,000	4,096,136
Metropolitan Water District of Southern California Rev., 4.00%, 10/1/25	2,000,000	2,041,690
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	1,600,000	1,925,562
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/36	1,700,000	2,030,187
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/36	1,175,000	1,369,133
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/37	1,000,000	1,181,530
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/27	3,000,000	3,124,602
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/31	3,895,000	4,212,714
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,389,366
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	6,473,007
Monterey Peninsula Community College District GO, 4.00%, 8/1/41	475,000	496,305
Monterey Peninsula Community College District GO, 4.00%, 8/1/42	445,000	462,079
Monterey Peninsula Community College District GO, 4.00%, 8/1/43	875,000	902,888
Monterey Peninsula Community College District GO, 4.00%, 8/1/44	650,000	666,622
Monterey Peninsula Community College District GO, 4.00%, 8/1/45	775,000	788,133
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/36	750,000	746,935
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/41	1,625,000	1,531,828
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/46	2,230,000	1,990,948
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/33	4,135,000	4,683,821
Mountain View-Whisman School District GO, 4.25%, 9/1/45	5,750,000	5,951,973
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,269,258
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	7,463,239
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,517,091
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	1,832,080
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	776,262
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	752,074
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	752,074
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	752,074
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,002,765
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,504,148

	Principal Amount	Value
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	$1,750,000	$1,754,839
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	2,085,000	2,090,766
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/33	2,850,000	2,904,284
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/34	1,500,000	1,526,899
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	1,787,037
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	254,619
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,300,181
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,506,003
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,757,017
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,004,011
North Lake Tahoe Public Financing Authority Rev., (Placer County), 5.25%, 12/1/42	3,250,000	3,661,908
Northern California Energy Authority Rev., VRN, 4.00%, 7/1/49 (GA: Goldman Sachs Group, Inc.)	17,300,000	17,306,904
Northern California Power Agency Rev., 5.00%, 7/1/24	500,000	503,068
Northern California Power Agency Rev., 5.00%, 7/1/25	2,000,000	2,055,932
Northern California Power Agency Rev., 5.00%, 7/1/26	2,250,000	2,373,066
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,050,181
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,050,346
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	1,948,409
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	1,875,545
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	1,943,903
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,450,802
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,205,524
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25	650,000	667,561
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/40 (AGM)	1,500,000	1,771,951
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/41 (AGM)	2,250,000	2,645,417
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	314,902
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	325,715
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	343,298
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	234,722
Ontario Community Facilities District No. 56 Special Tax, 5.00%, 9/1/38	1,200,000	1,274,377
Ontario Community Facilities District No. 56 Special Tax, 5.25%, 9/1/43	1,000,000	1,056,933
Ontario Montclair School District GO, 4.00%, 8/1/48	3,000,000	3,037,778
Ontario Montclair School District GO, 4.00%, 8/1/48	9,255,000	9,256,285
Orange County Special Assessment, (Reassessment District No. 17-1R), 3.00%, 9/2/25	285,000	284,523
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/26	600,000	631,613

	Principal Amount	Value
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/28	$600,000	$661,277
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/30	875,000	964,947
Orange County Airport Rev., 5.00%, 7/1/24(2)	1,470,000	1,478,636
Orange County Airport Rev., 5.00%, 7/1/25(2)	1,000,000	1,026,912
Orange County Airport Rev., 5.00%, 7/1/26(2)	1,000,000	1,051,222
Orange County Community Facilities District Special Tax, 5.00%, 8/15/37	1,300,000	1,387,750
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/29	2,000,000	2,082,008
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/30	2,220,000	2,311,549
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/32	2,575,000	2,675,807
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,743,528
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2023-1), 5.50%, 8/15/48	1,200,000	1,258,089
Orange County Sanitation District Rev., 5.00%, 2/1/36	6,130,000	6,363,634
Orange County Transportation Authority Rev., 4.00%, 10/15/24(2)	10,000,000	10,058,123
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,072,521
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	2,201,320
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,008,098
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	3,704,491
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,520,876
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,508,174
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,003,245
Oxnard School District GO, 5.00%, 8/1/41 (BAM)	1,000,000	1,142,928
Oxnard School District GO, 5.00%, 8/1/44 (BAM)	1,190,000	1,344,551
Oxnard School District GO, VRN, 5.00%, 8/1/25, Prerefunded at 100% of Par (AGM)(2)	3,750,000	3,863,369
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	374,496
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,276,109
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,198,677
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,288,884
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	657,779
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	484,334
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	739,003
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,119,276
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,404,745
Palomar Health GO, Capital Appreciation, 7.00%, 8/1/38 (AGC)	3,330,000	3,865,002
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,386,103
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	4,689,108

	Principal Amount	Value
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	$4,080,000	$4,109,717
Palos Verdes Peninsula Unified School District GO, Capital Appreciation, 0.00%, 8/1/33(1)	2,600,000	1,952,486
Pasadena Area Community College District GO, 5.00%, 8/1/48	3,320,000	3,718,721
Pasadena Unified School District GO, 5.00%, 8/1/29	2,700,000	3,076,980
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,169,510
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	878,752
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	334,193
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	480,652
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	602,278
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,315,918
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/41	3,625,000	4,090,444
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/27 (AGM)	3,340,000	3,499,368
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,136,616
Pleasanton Unified School District GO, 4.00%, 8/1/42	3,280,000	3,386,779
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	780,000	869,494
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/38(1)	2,000,000	1,165,282
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,422,351
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,630,000	1,719,073
Rancho Santa Fe Community Services District Special Tax, (Community Facilities District No. 1), 5.00%, 9/1/27	1,500,000	1,564,785
Ravenswood City School District GO, 5.25%, 8/1/45 (AGM)	3,375,000	3,745,269
Redwood City School District GO, 5.00%, 8/1/38	200,000	235,905
Redwood City School District GO, 5.00%, 8/1/39	250,000	292,665
Redwood City School District GO, 5.00%, 8/1/40	350,000	406,416
Redwood City School District GO, 5.00%, 8/1/41	630,000	728,345
Redwood City School District GO, 5.00%, 8/1/42	700,000	805,237
Redwood City School District GO, 5.00%, 8/1/43	525,000	601,874
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,178,287
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	2,900,000	3,482,016
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,105,607
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	6,000,000	7,163,786
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.65%, 3/1/24	1,320,000	1,320,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.70%, 3/1/24	1,040,000	1,040,000
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/46 (BAM)(1)	1,000,000	344,687
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/47 (BAM)(1)	1,175,000	383,559
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	703,460
Riverside County Transportation Commission Rev., 4.00%, 6/1/40	2,500,000	2,531,468
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)(2)	465,000	412,199
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	535,000	455,064

	Principal Amount	Value
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	$1,000,000	$790,526
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,183,206
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,680,877
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	3,509,740
Riverside Sewer Rev., 5.00%, 8/1/28	1,935,000	1,998,033
Riverside Sewer Rev., 5.00%, 8/1/29	1,330,000	1,372,774
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,145,310
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	3,581,651
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	8,031,404
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/36	1,000,000	1,048,419
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/37	1,100,000	1,151,098
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/38	1,000,000	1,044,834
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2017-1), 5.00%, 9/1/38	250,000	268,329
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2017-1), 5.00%, 9/1/43	425,000	445,414
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,111,611
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,073,090
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,448,064
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,245,000	1,292,152
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,045,000	1,083,451
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/40	1,260,000	1,313,204
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	348,802
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/41	390,000	370,823
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,760,700
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,346,875
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/25	450,000	440,224
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/27	570,000	576,181
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/29	710,000	722,556
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/30	265,000	269,960
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/31	220,000	224,012
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/32	315,000	320,578
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/34	560,000	568,216
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/36	660,000	661,798
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/41	1,000,000	954,354
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,589,665
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,095,506

	Principal Amount	Value
Sacramento County Airport System Rev., 5.00%, 7/1/35	$1,000,000	$1,093,257
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 4.00%, 11/1/25	22,140,000	22,540,382
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	805,000	810,926
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,008,996
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	2,000,000	2,064,092
Sacramento Municipal Utility District Rev., 5.00%, 8/15/26	6,500,000	6,886,942
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	6,500,000	7,071,629
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	4,000,000	4,457,378
Sacramento Municipal Utility District Rev., 5.00%, 8/15/36	7,465,000	8,590,671
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,404,053
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	3,220,000	3,468,909
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,065,881
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/24	750,000	758,845
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/25	1,050,000	1,087,154
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/26	825,000	877,087
San Bernardino Community College District GO, Capital Appreciation, 6.375%, 8/1/34	17,240,000	17,451,952
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,338,887
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,312,554
San Diego Community College District GO, (San Diego Community College District), 4.00%, 8/1/42	2,000,000	2,106,270
San Diego Community College District GO, (San Diego Community College District), 4.00%, 8/1/43	1,800,000	1,881,631
San Diego County COP, 5.00%, 10/1/48	4,735,000	5,306,597
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	702,060
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,075,611
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	914,005
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,074,999
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	752,060
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,072,638
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,099,636
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,000,000	3,009,611
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/38	1,300,000	1,534,976
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	5,383,783
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,453,164
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	3,582,163
San Diego County Water Authority Rev., 5.00%, 5/1/28	3,000,000	3,322,163
San Diego County Water Authority Rev., 4.00%, 5/1/34	1,900,000	2,100,534
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/28	10,000,000	10,554,716
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/39	1,800,000	2,102,130

	Principal Amount	Value
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/38	$5,000,000	$5,469,476
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	500,616
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,421,758
San Diego Unified School District GO, 4.00%, 7/1/47	6,000,000	6,011,798
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/39(1)	1,410,000	741,944
San Francisco Bay Area Rapid Transit District GO, 5.00%, 8/1/40	5,000,000	5,761,150
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	7,425,000	7,483,023
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,539,237
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/39	6,000,000	6,580,495
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,675,426
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.25%, 10/1/42	1,000,000	1,169,683
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 4.00%, 10/1/48	2,485,000	2,627,975
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	427,206
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	553,045
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	372,110
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	401,978
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,083,909
San Francisco Public Utilities Commission Water Rev., 5.25%, 11/1/48	7,000,000	8,130,412
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	847,747
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	1,500,000	1,607,138
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	7,809,000	8,366,763
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/35	1,730,000	1,845,798
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/36	1,400,000	1,483,614
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/44	986,000	993,464
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,270,000	3,308,462
San Jose Evergreen Community College District GO, 4.00%, 9/1/45	5,000,000	5,098,356
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/47	5,000,000	5,650,237
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	150,000	150,173
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/39	225,000	216,368
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/41	525,000	494,290

	Principal Amount	Value
San Luis Obispo County Financing Authority Rev., (San County Luis Obispo), 5.50%, 11/15/47	$4,000,000	$4,473,689
San Mateo Foster City Public Financing Authority Rev., (Estero Municipal Improvement District), 5.00%, 8/1/25(2)	3,940,000	4,053,598
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,190,258
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,166,700
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,117,774
San Mateo Foster City School District GO, 5.00%, 8/1/40	1,000,000	1,155,099
San Mateo Foster City School District GO, 5.00%, 8/1/41	1,150,000	1,319,856
San Mateo Foster City School District GO, 4.00%, 8/1/42	1,000,000	1,045,996
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	799,216
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,396,050
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,376,819
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	1,708,943
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	845,000	953,792
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	945,218
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,280,323
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	1,000,000	1,101,551
Santa Clara Valley Water District Safe Clean Water COP, 5.00%, 12/1/26	2,000,000	2,130,559
Santa Clarita Community College District GO, 5.25%, 8/1/45	3,000,000	3,384,553
Santa Clarita Community College District GO, 5.25%, 8/1/48	3,500,000	3,907,882
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,545,227
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,001,948
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/40	1,000,000	1,045,111
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/29 (AGM)	1,920,000	2,141,529
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/30 (AGM)	2,225,000	2,481,458
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/31 (AGM)	2,090,000	2,326,367
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/32 (AGM)	1,900,000	2,110,274
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/33 (AGM)	2,000,000	2,090,571
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/34 (AGM)	600,000	627,435
Sierra Joint Community College District GO, 4.00%, 8/1/48	4,000,000	4,075,721
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,409,829
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,158,672
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,396,866
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)(2)	15,000	16,781
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	435,000	482,456

	Principal Amount	Value
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)(2)	$70,000	$78,311
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,040,000	2,244,942
South Bayside Waste Management Authority Rev., 5.00%, 9/1/39 (AGM)	2,450,000	2,645,992
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)(2)	80,000	89,499
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/37	1,935,000	2,251,765
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/38	1,400,000	1,617,053
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,147,065
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,036,597
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,231,276
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,437,999
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	875,894
Southern California Public Power Authority Rev., 5.00%, 7/1/48 (Los Angeles Department of Water & Power Power System Rev.)	6,250,000	7,083,376
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,422,792
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,378,560
State Center Community College District GO, 5.00%, 8/1/47	6,000,000	6,692,765
State of California GO, 4.00%, 11/1/27	2,000,000	2,099,034
State of California GO, 5.00%, 9/1/28	10,000,000	11,060,808
State of California GO, 5.00%, 11/1/28	5,000,000	5,550,799
State of California GO, 5.00%, 4/1/30	2,500,000	2,797,311
State of California GO, 5.00%, 9/1/31	3,685,000	4,326,892
State of California GO, 5.00%, 11/1/31	7,435,000	8,068,991
State of California GO, 4.00%, 3/1/37	10,100,000	10,686,490
State of California GO, 5.00%, 4/1/37	5,000,000	5,004,903
State of California GO, 4.00%, 3/1/38	5,000,000	5,252,717
State of California GO, 5.00%, 4/1/38	3,500,000	3,848,478
State of California GO, 5.00%, 9/1/38	5,000,000	5,878,761
State of California GO, 4.00%, 10/1/39	7,500,000	7,904,862
State of California GO, 4.00%, 10/1/41	6,595,000	6,856,094
State of California GO, 4.00%, 4/1/42	7,500,000	7,787,586
State of California GO, 4.00%, 9/1/42	1,000,000	1,040,070
State of California GO, 5.00%, 9/1/42	2,025,000	2,162,013
State of California GO, 5.00%, 9/1/42	4,000,000	4,559,896
State of California GO, 5.25%, 10/1/45	1,430,000	1,654,937
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,078,570
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,098,940
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,273,609
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,506,535
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,007,375
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,102,162
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,101,319

	Principal Amount	Value
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	$1,500,000	$1,573,826
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	1,889,191
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	1,915,279
Stockton Unified School District GO, 5.00%, 8/1/35 (AGM)	1,110,000	1,330,310
Stockton Unified School District GO, 5.00%, 8/1/35 (AGM)	2,375,000	2,846,383
Stockton Unified School District GO, 5.00%, 8/1/36 (AGM)	850,000	1,009,025
Stockton Unified School District GO, 5.00%, 8/1/36 (AGM)	1,325,000	1,572,891
Stockton Unified School District GO, 5.00%, 8/1/39 (AGM)	1,000,000	1,160,835
Stockton Unified School District GO, 5.00%, 8/1/40 (AGM)	500,000	576,610
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	538,053
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,243,754
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	824,078
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	808,180
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	1,000,000	1,109,176
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	445,341
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	3,220,000	3,374,058
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	3,270,000	3,389,420
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.25%, 9/1/38	700,000	749,389
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.625%, 9/1/43	1,400,000	1,498,296
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/24	435,000	437,971
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/26	1,185,000	1,222,354
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/28	1,310,000	1,384,151
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	800,000	865,420
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	1,440,000	1,543,096
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	750,000	802,490
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/32	1,000,000	1,072,293
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	815,000	869,813
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/34	300,000	319,924
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	300,000	318,829

	Principal Amount	Value
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/37	$700,000	$736,142
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	320,000	332,404
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/39	1,000,000	1,044,501
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)	330,000	347,619
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	605,859
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	455,700
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	782,598
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/28	1,000,000	1,027,204
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/30	1,000,000	1,027,585
University of California Rev., 4.00%, 5/15/26	2,415,000	2,478,160
University of California Rev., 5.00%, 5/15/26	13,000,000	13,672,060
University of California Rev., 5.00%, 5/15/35	10,000,000	12,144,050
University of California Rev., 5.00%, 5/15/42	2,500,000	2,774,540
University of California Rev., 5.00%, 5/15/43	7,500,000	8,621,992
University of California Rev., 4.00%, 5/15/46	8,465,000	8,452,088
University of California Rev., VRDN, 3.65%, 3/1/24	1,500,000	1,500,000
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,119,302
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,589,138
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,553,229
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	996,859
Washington Township Health Care District GO, 5.25%, 8/1/37	150,000	174,514
Washington Township Health Care District GO, 5.25%, 8/1/38	200,000	230,988
Washington Township Health Care District GO, 5.25%, 8/1/39	300,000	344,800
Washington Township Health Care District GO, 5.25%, 8/1/40	500,000	571,892
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	787,804
Washington Township Health Care District Rev., 5.00%, 7/1/41	300,000	307,484
Washington Township Health Care District Rev., 5.00%, 7/1/42	250,000	254,997
Washington Township Health Care District Rev., 5.00%, 7/1/43	225,000	228,402
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,511,870
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	2,000,000	2,015,827
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	3,000,000	3,023,740
West Valley-Mission Community College District GO, 5.00%, 8/1/38	1,000,000	1,167,490
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	1,200,000	1,167,941
Western Placer Waste Management Authority Rev., 4.00%, 6/1/42	4,770,000	4,893,556
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,698,327
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,201,529
Whittier Union High School District GO, 4.00%, 8/1/43	2,000,000	2,056,404

	Principal Amount	Value
Whittier Union High School District GO, 4.00%, 8/1/46	$4,000,000	$4,061,292
Yorba Linda Water District Public Financing Corp. Rev., 5.00%, 10/1/47	3,600,000	3,992,417
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	2,210,000	1,744,133
		1,990,994,694
Guam — 0.1%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	351,042
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	355,216
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	514,326
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	939,678
		2,160,262
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,981,374,816)		1,993,154,956
OTHER ASSETS AND LIABILITIES — 0.4%		7,160,639
TOTAL NET ASSETS — 100.0%		$2,000,315,595

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corporation
AGM	–	Assured Guaranty Municipal Corporation
BAM	–	Build America Mutual Assurance Company
BAM-TCRS	–	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
MUNIPSA	–	SIFMA Municipal Swap Index
NATL	–	National Public Finance Guarantee Corporation
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $80,086,838, which represented 4.0% of total net assets.

See Notes to Financial Statements.

Statement of Assets and Liabilities

FEBRUARY 29, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,981,374,816)	$1,993,154,956
Cash	11,576
Receivable for capital shares sold	963,848
Interest receivable	22,194,015
2,016,324,395

Liabilities
Payable for investments purchased	12,060,752
Payable for capital shares redeemed	2,566,527
Accrued management fees	507,616
Distribution and service fees payable	5,774
Dividends payable	868,131
16,008,800

Net Assets	$2,000,315,595

Net Assets Consist of:
Capital paid in	$2,047,143,466
Distributable earnings (loss)	(46,827,871)
$2,000,315,595

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$646,090,323	57,453,742	$11.25
I Class	$1,038,783,723	92,355,382	$11.25
Y Class	$296,934,025	26,397,357	$11.25
A Class	$15,284,866	1,358,476	$11.25
C Class	$3,222,658	286,345	$11.25
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.78 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$33,156,130

Expenses:
Management fees	3,166,401
Distribution and service fees:
A Class	19,116
C Class	18,377
Trustees' fees and expenses	80,189
Other expenses	10,714
3,294,797

Net investment income (loss)	29,861,333

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(9,536,882)
Futures contract transactions	(255,203)
(9,792,085)

Change in net unrealized appreciation (depreciation) on:
Investments	49,322,652
Futures contracts	(578,277)
48,744,375

Net realized and unrealized gain (loss)	38,952,290

Net Increase (Decrease) in Net Assets Resulting from Operations	$68,813,623

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$29,861,333	$56,711,690
Net realized gain (loss)	(9,792,085)	(32,493,195)
Change in net unrealized appreciation (depreciation)	48,744,375	4,820,723
Net increase (decrease) in net assets resulting from operations	68,813,623	29,039,218

Distributions to Shareholders
From earnings:
Investor Class	(9,487,949)	(18,903,744)
I Class	(15,071,818)	(28,398,013)
Y Class	(5,063,353)	(8,847,294)
A Class	(203,259)	(414,709)
C Class	(35,058)	(69,398)
Decrease in net assets from distributions	(29,861,437)	(56,633,158)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(67,927,951)	(2,449,361)

Net increase (decrease) in net assets	(28,975,765)	(30,043,301)

Net Assets
Beginning of period	2,029,291,360	2,059,334,661
End of period	$2,000,315,595	$2,029,291,360

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended February 29, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended February 29, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $10,475,000 and $8,850,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 29, 2024 were $633,222,530 and $681,165,487, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 29, 2024		Year ended August 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,986,230	$43,676,008	10,517,840	$116,427,234
Issued in reinvestment of distributions	760,068	8,396,067	1,511,125	16,735,862
Redeemed	(8,418,252)	(92,773,963)	(18,868,507)	(208,948,662)
	(3,671,954)	(40,701,888)	(6,839,542)	(75,785,566)
I Class
Sold	30,939,812	339,774,663	59,442,552	655,531,156
Issued in reinvestment of distributions	1,294,396	14,303,060	2,504,949	27,742,808
Redeemed	(31,177,225)	(338,258,348)	(62,907,875)	(690,960,213)
	1,056,983	15,819,375	(960,374)	(7,686,249)
Y Class
Sold	6,355,404	69,515,004	19,258,477	212,428,762
Issued in reinvestment of distributions	141,114	1,559,464	212,891	2,360,905
Redeemed	(10,223,685)	(112,879,543)	(11,981,302)	(132,245,232)
	(3,727,167)	(41,805,075)	7,490,066	82,544,435
A Class
Sold	156,101	1,700,253	393,609	4,347,983
Issued in reinvestment of distributions	17,247	190,643	35,243	390,708
Redeemed	(183,139)	(2,016,556)	(540,226)	(5,961,271)
	(9,791)	(125,660)	(111,374)	(1,222,580)
C Class
Sold	4,539	51,200	57,702	640,743
Issued in reinvestment of distributions	3,170	35,002	6,243	69,221
Redeemed	(108,908)	(1,200,905)	(91,618)	(1,009,365)
	(101,199)	(1,114,703)	(27,673)	(299,401)
Net increase (decrease)	(6,453,128)	$(67,927,951)	(448,897)	$(2,449,361)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $24,355,602 futures contracts purchased.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended February 29, 2024, the effect of interest rate risk derivative instruments on the Statement of Operations was $(255,203) in net realized gain (loss) on futures contract transactions and $(578,277) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,981,377,429
Gross tax appreciation of investments	$37,458,791
Gross tax depreciation of investments	(25,681,264)
Net tax appreciation (depreciation) of investments	$11,777,527

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2023, the fund had accumulated short-term capital losses of $(26,241,061) and accumulated long-term capital losses of $(21,994,371), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$11.01	0.16	0.24	0.40	(0.16)	—	(0.16)	$11.25	3.67%	0.47%	2.91%	32%	$646,090
2023	$11.14	0.29	(0.13)	0.16	(0.29)	—	(0.29)	$11.01	1.46%	0.47%	2.62%	79%	$672,918
2022	$12.28	0.23	(1.13)	(0.90)	(0.23)	(0.01)	(0.24)	$11.14	(7.38)%	0.46%	2.00%	69%	$757,454
2021	$12.17	0.26	0.11	0.37	(0.26)	—	(0.26)	$12.28	3.04%	0.46%	2.10%	30%	$917,539
2020	$12.23	0.27	(0.04)	0.23	(0.27)	(0.02)	(0.29)	$12.17	1.93%	0.47%	2.26%	40%	$887,525
2019	$11.69	0.30	0.55	0.85	(0.30)	(0.01)	(0.31)	$12.23	7.29%	0.47%	2.56%	54%	$1,158,927
I Class
2024(3)	$11.01	0.17	0.24	0.41	(0.17)	—	(0.17)	$11.25	3.77%	0.27%	3.11%	32%	$1,038,784
2023	$11.15	0.31	(0.14)	0.17	(0.31)	—	(0.31)	$11.01	1.57%	0.27%	2.82%	79%	$1,005,299
2022	$12.29	0.26	(1.13)	(0.87)	(0.26)	(0.01)	(0.27)	$11.15	(7.19)%	0.26%	2.20%	69%	$1,028,424
2021	$12.17	0.28	0.12	0.40	(0.28)	—	(0.28)	$12.29	3.33%	0.26%	2.30%	30%	$932,636
2020	$12.23	0.30	(0.04)	0.26	(0.30)	(0.02)	(0.32)	$12.17	2.05%	0.27%	2.46%	40%	$838,639
2019	$11.70	0.32	0.55	0.87	(0.33)	(0.01)	(0.34)	$12.23	7.59%	0.27%	2.76%	54%	$734,197

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2024(3)	$11.01	0.17	0.24	0.41	(0.17)	—	(0.17)	$11.25	3.79%	0.24%	3.14%	32%	$296,934
2023	$11.15	0.32	(0.14)	0.18	(0.32)	—	(0.32)	$11.01	1.60%	0.24%	2.85%	79%	$331,733
2022	$12.29	0.26	(1.13)	(0.87)	(0.26)	(0.01)	(0.27)	$11.15	(7.16)%	0.23%	2.23%	69%	$252,327
2021	$12.18	0.29	0.11	0.40	(0.29)	—	(0.29)	$12.29	3.37%	0.23%	2.33%	30%	$263,120
2020	$12.23	0.30	(0.03)	0.27	(0.30)	(0.02)	(0.32)	$12.18	2.17%	0.24%	2.49%	40%	$252,098
2019	$11.70	0.33	0.54	0.87	(0.33)	(0.01)	(0.34)	$12.23	7.53%	0.24%	2.79%	54%	$11,228
A Class
2024(3)	$11.01	0.15	0.24	0.39	(0.15)	—	(0.15)	$11.25	3.54%	0.72%	2.66%	32%	$15,285
2023	$11.15	0.26	(0.14)	0.12	(0.26)	—	(0.26)	$11.01	1.12%	0.72%	2.37%	79%	$15,071
2022	$12.29	0.20	(1.13)	(0.93)	(0.20)	(0.01)	(0.21)	$11.15	(7.60)%	0.71%	1.75%	69%	$16,499
2021	$12.18	0.23	0.11	0.34	(0.23)	—	(0.23)	$12.29	2.79%	0.71%	1.85%	30%	$23,015
2020	$12.24	0.24	(0.04)	0.20	(0.24)	(0.02)	(0.26)	$12.18	1.68%	0.72%	2.01%	40%	$20,507
2019	$11.70	0.27	0.55	0.82	(0.27)	(0.01)	(0.28)	$12.24	7.11%	0.72%	2.31%	54%	$21,617
C Class
2024(3)	$11.02	0.10	0.24	0.34	(0.11)	—	(0.11)	$11.25	3.06%	1.47%	1.91%	32%	$3,223
2023	$11.15	0.18	(0.13)	0.05	(0.18)	—	(0.18)	$11.02	0.45%	1.47%	1.62%	79%	$4,270
2022	$12.29	0.12	(1.13)	(1.01)	(0.12)	(0.01)	(0.13)	$11.15	(8.30)%	1.46%	1.00%	69%	$4,631
2021	$12.18	0.14	0.10	0.24	(0.13)	—	(0.13)	$12.29	2.02%	1.46%	1.10%	30%	$7,603
2020	$12.24	0.15	(0.04)	0.11	(0.15)	(0.02)	(0.17)	$12.18	0.92%	1.47%	1.26%	40%	$11,531
2019	$11.70	0.18	0.55	0.73	(0.18)	(0.01)	(0.19)	$12.24	6.22%	1.47%	1.56%	54%	$14,457

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended February 29, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91773 2404

Semiannual Report

February 29, 2024

California Tax-Free Money Market Fund
Investor Class (BCTXX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 29, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Easing Inflation and Fed Policy Expectations Aided Returns

Municipal bonds (munis) struggled early in the reporting period. Despite pausing its rate-hike campaign in September, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Muni and Treasury yields rose sharply through October, when the 10-year Treasury note topped 5% for the first time since 2007.

But in November, amid signs inflation was moderating, the Fed held rates steady for the second straight policy meeting. This news sparked a sharp turnaround for bonds, and munis delivered record monthly gains. By December, policymakers expressed more confidence about the inflation outlook and penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, Treasury yields declined and bonds rallied further.

However, in January, Fed Board Chair Jerome Powell set out to temper the market’s high hopes for aggressive near-term easing. He noted that although rate cuts were likely in 2024, they weren’t imminent, given inflation was still above target. Yields shifted higher on this news.

Meanwhile, outflows from municipal bond funds slowed during the period. Muni supply/demand dynamics generally remained favorable, and ratings upgrades continued to outpace downgrades. But declining tax revenues pressured some state’s budgets, including California’s.

Overall, municipal bonds delivered solid gains for the six-month period and outperformed U.S. Treasuries. California munis modestly lagged national municipal bonds, while high-yield munis broadly outperformed investment-grade securities.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 29, 2024
Yields
7-Day Current Yield	2.67%
7-Day Effective Yield	2.71%

Portfolio at a Glance
Weighted Average Maturity	26 days
Weighted Average Life	26 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	74%
31-90 days	21%
91-180 days	—
More than 180 days	5%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid During Period(1) 9/1/23 - 2/29/24	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,013.60	$2.50	0.50%
Hypothetical
Investor Class	$1,000	$1,022.38	$2.51	0.50%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

FEBRUARY 29, 2024 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.3%
California — 99.3%
Abag Finance Authority for Nonprofit Corps. Rev., (Lakeside Village Apartments), VRDN, 2.35%, 3/7/24 (LOC: FHLMC)(LIQ FAC: FHLMC)	$450,000	$450,000
Abag Finance Authority for Nonprofit Corps. Rev., (Public Policy Institute of California), VRDN, 2.95%, 3/7/24 (LOC: Wells Fargo Bank N.A.)	1,300,000	1,300,000
Alameda Public Financing Authority Rev., (Alameda Point Improvement Project), VRDN, 3.05%, 3/7/24 (LOC: Wells Fargo Bank N.A.)	1,300,000	1,300,000
Bay Area Toll Authority Rev., VRDN, 2.50%, 3/7/24 (LOC: Sumitomo Mitsui Banking Corp)	350,000	350,000
California Educational Facilities Authority Rev., (California Institute of Technology), VRDN, 2.27%, 3/7/24	460,000	460,000
California Educational Facilities Authority Rev., (California Institute of Technology), VRDN, 2.40%, 3/7/24	500,000	500,000
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 3.29%, 3/7/24 (LOC: Bank of Stockton and FHLB)	1,895,000	1,895,000
California Health Facilities Financing Authority, 3.37%, 5/8/24	4,000,000	4,000,000
California Housing Finance Agency Rev., (Montecito Village Affordable LP), VRDN, 3.05%, 3/7/24 (LIQ FAC: FHLMC)	1,515,000	1,515,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 3.35%, 3/7/24 (LOC: Wells Fargo Bank N.A.)	180,000	180,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 3.36%, 3/7/24 (LOC: Bank of the West and BMO Harris Bank N.A.)	520,000	520,000
California Infrastructure & Economic Development Bank Rev., (Los Angeles Society for the Prevention of Cruelty to Animals), VRDN, 2.57%, 3/7/24 (LOC: Bank of New York Mellon)	500,000	500,000
California Infrastructure & Economic Development Bank Rev., VRDN, 3.34%, 3/7/24 (LOC: MUFG Union Bank N.A.)	1,300,000	1,300,000
California Municipal Finance Authority Rev., (Garden Grove Pacific Associates A California LP), VRDN, 2.40%, 3/7/24 (LOC: FHLB)	150,000	150,000
California Municipal Finance Authority Rev., (Pacific Meadows Senior Housing LP), VRDN, 3.35%, 3/7/24 (LOC: FHLMC)(LIQ FAC: FHLMC)	1,850,000	1,850,000
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), VRDN, 3.65%, 3/1/24 (LIQ FAC: JPMorgan Chase Bank N.A.)	1,400,000	1,400,000
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 2.35%, 3/7/24 (LOC: Royal Bank of Canada)	1,000,000	1,000,000
California Statewide Communities Development Authority Rev., (Marvin & Bebe L Zigman), VRDN, 2.51%, 3/7/24 (LOC: Wells Fargo Bank N.A.)	400,000	400,000
California Statewide Communities Development Authority Rev., (Rady Children's Hospital Obligated Group), VRDN, 2.75%, 3/7/24 (LOC: Northern Trust Company)	500,000	500,000
California Statewide Communities Development Authority Rev., (Southside Brookshore Associates LP), VRDN, 3.29%, 3/7/24 (LOC: East West Bank and FHLB)	7,290,000	7,290,000
Calleguas-Las Virgenes Public Financing Authority Rev., VRDN, 2.75%, 3/7/24 (LOC: Wells Fargo Bank N.A.)	500,000	500,000
City & County of San Francisco, 3.35%, 5/7/24	5,300,000	5,300,000
6

	Principal Amount	Value
Los Angeles County Capital Asset Leasing Corp., 3.23%, 3/6/24 (LOC: U.S. Bank N.A.)	$4,000,000	$4,000,000
Los Angeles County Capital Asset Leasing Corp., 3.20%, 4/1/24 (LOC: U.S. Bank N.A.)	1,500,000	1,500,000
Los Angeles Department of Airports, 3.15%, 4/15/24 (LOC: Bank of America N.A.)	1,176,000	1,176,000
Los Angeles Department of Water & Power System Rev., VRDN, 3.65%, 3/1/24 (SBBPA: Bank of America N.A.)	1,100,000	1,100,000
Los Angeles Department of Water & Power System Rev., VRDN, 2.25%, 3/7/24 (SBBPA: Barclays Bank PLC)	1,000,000	1,000,000
Mizuho Floater/Residual Trust Rev., VRDN, 3.67%, 4/4/24 (LIQ FAC: Mizuho Capital Markets LLC) (GA: Mizuho Capital Markets LLC)(1)	2,770,000	2,770,000
Mizuho Floater/Residual Trust Rev., VRDN, 3.67%, 4/4/24 (LOC: Mizuho Capital Markets LLC)(1)	3,970,000	3,970,000
Modesto Rev., (VO Associates A California LP), VRDN, 2.56%, 3/7/24 (LOC: FHLMC)(LIQ FAC: FHLMC)	3,270,000	3,270,000
Modesto Rev., (Westdale Commons A California LP), VRDN, 2.43%, 3/7/24 (LOC: FNMA)	1,200,000	1,200,000
Municipal Improvement Corp. of Los Angeles, 3.35%, 3/5/24 (LOC: U.S. Bank N.A.)	2,000,000	2,000,000
Municipal Improvement Corp. of Los Angeles, 3.25%, 4/8/24 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Rancho Water District Community Facilities District No. 89-5 Special Tax, VRDN, 2.39%, 3/7/24 (LOC: Wells Fargo Bank N.A.)	1,555,000	1,555,000
RBC Municipal Products, Inc. Trust Rev., VRDN, 3.30%, 3/7/24 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	3,000,000	3,000,000
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 3.30%, 3/7/24 (LOC: Bank of the Sierra and FHLB)	2,220,000	2,220,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.65%, 3/1/24	800,000	800,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.70%, 3/1/24	500,000	500,000
Riverside County GO, 3.875%, 10/18/24	5,500,000	5,505,832
Riverside County Housing Authority Rev., (Pacific Inland Communities LLC), VRDN, 2.50%, 3/7/24 (LOC: FNMA)(LIQ FAC: FNMA)	2,400,000	2,400,000
San Diego Housing Authority Rev., (Park & Market Apartments Obligated Group), VRDN, 2.85%, 3/7/24 (LOC: Bank of America N.A.)	4,600,000	4,600,000
San Francisco City & County Airport Comm-San Francisco International Airport Rev., VRDN, 2.40%, 3/7/24 (LOC: Barclays Bank PLC)	900,000	900,000
San Mateo Joint Powers Financing Authority Rev., (San Mateo), VRDN, 2.55%, 3/7/24 (LOC: Wells Fargo Bank N.A.)	880,000	880,000
Santa Clara County Financing Authority Rev., (El Camino Hospital), VRDN, 2.40%, 3/7/24 (LOC: Wells Fargo Bank N.A.)	250,000	250,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.67%, 3/7/24 (LIQ FAC: Mizuho Capital Markets LLC)(GA: Mizuho Capital Markets LLC)(1)	3,400,000	3,400,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.08%, 3/1/24 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	1,720,000	1,720,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.35%, 3/7/24 (LOC: Deutsche Bank AG)(LIQ FAC: Deutsche Bank AG)(1)	2,830,000	2,830,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.43%, 3/7/24 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	2,400,000	2,400,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.43%, 4/4/24 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	4,000,000	4,000,000
7

	Principal Amount	Value
Tender Option Bond Trust Receipts/Certificates Tax Allocation, VRDN, 3.38%, 3/7/24 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	$5,690,000	$5,690,000
UBS Auction Rate Preferred Shares Tender Option Bond Trust Rev., VRDN, 3.44%, 3/7/24 (LIQ FAC: UBS AG)(GA: UBS AG)(1)	2,001,000	2,001,000
UBS Auction Rate Preferred Shares Tender Option Bond Trust Rev., VRDN, 3.44%, 3/7/24 (LIQ FAC: UBS AG)(GA: UBS AG)(1)	2,760,000	2,760,000
UBS Auction Rate Preferred Shares Tender Option Bond Trust Rev., VRDN, 3.50%, 3/7/24 (LIQ FAC: UBS AG)(GA: UBS AG)(1)	5,497,000	5,497,000
University of California Rev., VRDN, 3.50%, 3/1/24	150,000	150,000
University of California Rev., VRDN, 3.50%, 3/1/24	4,650,000	4,650,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 2.95%, 3/7/24 (LOC: Bank of the West and BMO Harris Bank N.A.)	2,050,000	2,050,000
TOTAL INVESTMENT SECURITIES — 99.3%		115,404,832
OTHER ASSETS AND LIABILITIES — 0.7%		825,683
TOTAL NET ASSETS — 100.0%		$116,230,515

NOTES TO SCHEDULE OF INVESTMENTS
COP	–	Certificates of Participation
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $40,038,000, which represented 34.4% of total net assets.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

FEBRUARY 29, 2024 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$115,404,832
Cash	82,298
Receivable for investments sold	250,000
Receivable for capital shares sold	92,910
Interest receivable	515,443
Other assets	1,525
116,347,008

Liabilities
Payable for capital shares redeemed	66,517
Accrued management fees	45,043
Dividends payable	4,933
116,493

Net Assets	$116,230,515

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	116,225,553

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$116,225,559
Distributable earnings (loss)	4,956
$116,230,515

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,896,440

Expenses:
Management fees	289,099
Trustees' fees and expenses	4,822
293,921

Net investment income (loss)	1,602,519

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,602,519

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2023
Increase (Decrease) in Net Assets	February 29, 2024	August 31, 2023
Operations
Net investment income (loss)	$1,602,519	$2,684,769
Net realized gain (loss)	—	5,554
Net increase (decrease) in net assets resulting from operations	1,602,519	2,690,323

Distributions to Shareholders
From earnings	(1,602,519)	(2,684,769)

Capital Share Transactions
Proceeds from shares sold	29,003,593	57,670,089
Proceeds from reinvestment of distributions	1,569,651	2,623,976
Payments for shares redeemed	(34,221,981)	(59,907,094)
Net increase (decrease) in net assets from capital share transactions	(3,648,737)	386,971

Net increase (decrease) in net assets	(3,648,737)	392,525

Net Assets
Beginning of period	119,879,252	119,486,727
End of period	$116,230,515	$119,879,252

Transactions in Shares of the Fund
Sold	29,003,593	57,670,089
Issued in reinvestment of distributions	1,569,651	2,623,976
Redeemed	(34,221,981)	(59,907,094)
Net increase (decrease) in shares of the fund	(3,648,737)	386,971

See Notes to Financial Statements.
11

Notes to Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. If the valuation designee determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended February 29, 2024 was 0.49%.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,000,000 and $1,000,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

13

5. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2024(2)	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	1.36%	0.50%	0.50%	2.72%	2.72%	$116,231
2023	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	2.21%	0.50%	0.50%	2.18%	2.18%	$119,879
2022	$1.00	—(3)	—	—(3)	—(3)	—	—(3)	$1.00	0.19%	0.28%	0.50%	0.18%	(0.04)%	$119,487
2021	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.11%	0.50%	0.01%	(0.38)%	$127,418
2020	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.53%	0.42%	0.50%	0.55%	0.47%	$134,252
2019	$1.00	0.01	—	0.01	(0.01)	—(3)	(0.01)	$1.00	1.08%	0.50%	0.50%	1.06%	1.06%	$162,022

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Six months ended February 29, 2024 (unaudited).
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

16

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91774 2404

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	April 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	April 25, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	April 25, 2024